As filed with the Securities and Exchange Commission on July 1, 2020

1933 Act Registration No. 333-________

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐	Pre-Effective	☐	Post-Effective
	Amendment No.		Amendment No.

VIRTUS EQUITY TRUST

(Virtus Tactical Allocation Fund)

[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer,

Counsel and Secretary for the Registrant

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

The Registrant has registered an indefinite amount of securities of its Virtus Tactical Allocation Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2019 was filed with the Commission on December 19, 2019.

It is proposed that this filing will become effective on July 31, 2020, pursuant to Rule 488 of the Securities Act of 1933.

101 Munson St., Ste. 104 | Greenfield, MA 01301 | 800.243.1574 | Virtus.com

July __, 2020

Dear Shareholder:

Virtus Rampart Multi-Asset Trend Fund (“Multi-Asset Trend”), a series of Virtus Opportunities Trust, will hold a completely virtual special meeting of shareholders at ____ Eastern time, on September 10, 2020 (the “Meeting”). At the Meeting, shareholders of Multi-Asset Trend will vote on an Agreement and Plan of Reorganization (the “Plan”) under which Multi-Asset Trend will be combined into Virtus Tactical Allocation Fund (“Tactical Allocation”), a series of Virtus Equity Trust. If the Plan is approved by shareholders, the reorganization is expected to be completed on or about September 11, 2020, and you will become a shareholder of Tactical Allocation and will receive shares of the corresponding class of Tactical Allocation with an aggregate net asset value equal to the aggregate net asset value of your investment in Multi-Asset Trend. You will not incur any sales charges in connection with the reorganization.

The Board of Trustees has carefully considered and unanimously approved the proposed reorganization, as set forth in the Plan and described in the accompanying materials, and believes that the reorganization is in the best interests of Multi-Asset Trend and its shareholders. Multi-Asset Trend’s investment objective and its investment strategies are similar to those of Tactical Allocation. The reorganization into a single fund will result in a lower expense ratio for shareholders because expenses will be allocated across a larger asset base. The expenses associated with the reorganization are estimated to be approximately $______ and will be paid by Multi-Asset Trend and Tactical Allocation, allocated pro rata based on assets under management.

Details of the proposed Plan, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement. The Board of Trustees recommends that you vote in favor of the Plan.

Your vote is important. Please cast your ballot today - online, by telephone or by mail - by following the instructions on the enclosed proxy card. If we do not hear from you after a reasonable amount of time, you may receive a telephone call from our proxy solicitor, [_________], reminding you to vote your shares.

If you have any questions, please call (800) 243-1574 between 8:30 a.m. and 6:00 p.m. Eastern time, Monday through Thursday, Friday until 5:00 p.m. We are committed to serving you and appreciate your continued investment in Virtus Funds.

Sincerely,

George R. Aylward

President, Virtus Funds

Securities distributed by VP Distributors, LLC

Q & A FOR SHAREHOLDERS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, here is a brief overview of the proposed reorganization that will be the subject of a shareholder vote.

Q.	What issue am I being asked to vote on at the upcoming special meeting on September 10, 2020?

A.        Shareholders of Virtus Rampart Multi-Asset Trend Fund (“Multi-Asset Trend”) are being asked to approve an Agreement and Plan of Reorganization (the “Plan”) that provides for the reorganization (the “Reorganization”) of Multi-Asset Trend, a series of Virtus Opportunities Trust (“Opportunities Trust”) into Virtus Tactical Allocation Fund (“Tactical Allocation”), a series of Virtus Equity Trust.

Q.	Why did the Board of Trustees approve the Reorganization?

A.        The proposed Reorganization will allow shareholders of Multi-Asset Trend to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization. Tactical Allocation has a similar investment objective, but its performance for the one-, three- and five-year periods ended May 31, 2020 has exceeded that of Multi-Asset Trend. Tactical Allocation currently also has lower management fees and fund operating expenses than Multi-Asset Trend. In conjunction with the Reorganization, the shareholders of the Virtus Rampart Sector Trend Fund (“Sector Trend”), a series of Opportunities Trust, are also being asked to approve the reorganization of that fund into Tactical Allocation (“Sector Trend Reorganization”). The Reorganization of Multi-Asset Trend into Tactical Allocation is not contingent upon the shareholders of Sector Trend approving the Sector Trend Reorganization. Upon the completion of the Sector Trend Reorganization, Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”), as adviser to Tactical Allocation, has contractually agreed to limit total operating expenses for Tactical Allocation through January 31, 2022, at a level that is below the current gross or net fund operating expenses for Multi-Asset Trend. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment. The Reorganization could create enhanced efficiencies for the portfolio management team and perhaps lower expenses for Tactical Allocation as assets grow, which will benefit shareholders of Multi-Asset Trend.

Q.	What will happen to my existing shares?

A.        Your shares of Multi-Asset Trend will be exchanged for shares of Tactical Allocation. Therefore, if you own Class A, Class C or Class I shares of Multi-Asset Trend, you will own Class A, Class C or Class I shares, respectively, of Tactical Allocation following the Reorganization. You will not pay any sales charges in connection with the Reorganization.

i

The shares of Tactical Allocation that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Multi-Asset Trend immediately prior to the Reorganization so that the value of your investment will be exactly the same immediately before and immediately after the Reorganization.

Q.	Will Fund expenses increase as a result of the Reorganization?

A.        No, it is anticipated that the Reorganization will result in enhanced operating efficiencies, and that upon the reorganization of Multi-Asset Trend into Tactical Allocation, operating efficiencies may be achieved by Tactical Allocation because it will have a greater level of assets. As of May 31, 2020, Multi-Asset Trend’s net assets were approximately $39.2 million and Tactical Allocation’s net assets were approximately $633.2 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Annualized total net fund operating expenses after fee waiver or expense reimbursement for the 6 months ended March 31, 2020 for Class A, Class C and Class I shares of Multi-Asset Trend were 1.89%, 2.64% and 1.65%, respectively, while annualized total net operating expenses for the 6 months ended March 31, 2020 for the Class A, Class C and Class I shares of Tactical Allocation were 1.06%, 1.90% and 0.80%, respectively. In addition, if shareholders of Sector Trend approve the Sector Trend Reorganization, upon completion of the Sector Trend Reorganization, VIA has contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) of Tactical Allocation so that such expenses do not exceed, on an annualized basis, 0.99%, 1.75% and 0.76% for the Class A, Class C and Class I shares, respectively, through January 31, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment.

Q.	Are there differences between the investment objectives and investment strategies of Multi-Asset Trend and Tactical Allocation?

A.        Yes. The investment objective of Multi-Asset Trend is capital appreciation, and in pursuing this objective, the fund maintains an emphasis on preservation of capital, while the investment objective of Tactical Allocation is capital appreciation and income. The investment strategies for Tactical Allocation are similar to those for Multi-Asset Trend in that both Funds invest in a diversified portfolio of U.S. and international equity and fixed income securities, but there are some differences. Multi-Asset Trend uses a rules-based investment process to invest in securities representing approximately 130 sub-sectors of the primary sectors, and allocations to each asset class are based on quantitative models. It will allocate to those components that the model determines are more likely to outperform the broad market, and it may invest in a basket of securities or ETFs to represent its positions.

On the other hand, Tactical Allocation uses a tactical allocation approach applying the following percentages: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity subadviser applies thorough fundamental analysis to identify high quality companies for the fund’s portfolio, while fixed income securities are selected using a sector rotation approach and securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability.

Opportunities Trust (but not including Multi-Asset Trend), Equity Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action. In addition, Multi-Asset Trend and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Q.	Will I incur any transaction costs as a result of the Reorganization?

A.	No. Shareholders will not incur any transaction costs, e.g., sales charges or redemption fees, as a result of the Reorganization.

Q.	What is the timetable for the Reorganization?

A.	If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about September 11, 2020.

Q.	Will the Reorganization create a taxable event for me?

A.	No. The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes; however, we suggest you consult with your tax advisor prior to the Reorganization.

Q.	What happens if the Reorganization is not approved?

A.        If shareholders of Multi-Asset Trend do not approve the Plan, the Reorganization will not take effect and the Board of Trustees of Opportunities Trust will consider other possible courses of action in the best interests of Multi-Asset Trend and its shareholders.

Q.	Has the Board of Trustees approved the proposal?

A.	Yes. The Board unanimously approved the Reorganization as set forth in the Plan and recommends that you vote FOR the Plan.

Q.	Who will pay for the legal costs and proxy solicitation associated with the proposal?

A.	All of the costs incurred by the Funds in connection with the Reorganization will be paid by Multi-Asset Trend and Tactical Allocation, allocated pro rata based on assets under management, and are estimated to be $_______. If the Plan is not approved or the Reorganization is not consummated, then the officers of Multi-Asset Trend and Tactical Allocation, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

Q.	How do I vote my shares?

A.	If you do not expect to attend the Meeting (virtually), you may vote by telephone by calling the toll-free number on the proxy card or by computer at the Internet address provided on the proxy card and following the instructions, using your proxy card as a guide. Alternatively, you may vote your shares by completing and signing the enclosed proxy card, and mailing it in the enclosed postage-paid envelope. You may also vote your shares by attending the Meeting (virtually). In light of public health concerns regarding the coronavirus outbreak, the Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Meeting online, vote your shares electronically and submit your questions prior to and during the meeting by visiting: [ ] at the meeting date and time described in the accompanying Notice of Special Meeting of Shareholders. The password for the meeting is [ ]. You will not be able to attend the meeting physically. It is important that you vote promptly to avoid additional costs related to solicitation of votes.

Q.	Will anyone contact me via telephone?

A.	You may receive a call from our proxy solicitor, [_________] to verify that you received your proxy materials, to answer any questions you may have about the proposals and to encourage you to vote.

Q.        Whom should I call for additional information about this Prospectus/Proxy Statement?

A.	Please call Virtus Mutual Fund Services at 800-243-1574. As the Meeting date approaches, certain shareholders of Multi-Asset Trend may receive telephone calls if their votes have not yet been received. In the event that the Fund solicits votes by having calls placed by officers or employees of the Fund and/or Adviser, or their affiliates, or representatives of a proxy solicitation firm, authorization to permit execution of proxies may be obtained by the representatives of the proxy solicitation firm receiving telephonic instructions from Fund shareholders. Proxies that are obtained telephonically will be recorded in accordance with procedures that the Fund believes are reasonably designed to ensure that the identity of the shareholder casting the vote is accurately determined and that the voting instructions of the shareholder are accurately determined.

In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, regardless of whether you plan to attend the Meeting (virtually). You may vote by telephone, over the Internet, or by mail. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide. To vote by mail, please mark, sign, date, and mail the enclosed proxy card. No postage is required if you use the accompanying envelope to mail the proxy card in the United States.

v

VIRTUS OPPORTUNITIES TRUST

on behalf of Virtus Multi-Asset Trend Fund

101 Munson Street

Greenfield, Massachusetts 01301

1-800-243-1574

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held on September 10, 2020

To the Shareholders:

NOTICE IS HEREBY GIVEN THAT a special meeting of the shareholders of the Virtus Rampart Multi-Asset Trend Fund (“Multi-Asset Trend”), series of Virtus Opportunities Trust (“Opportunities Trust”), a Delaware statutory trust, will be held (virtually) on September 10, 2020 at ____ Eastern time and any adjournments thereof (the “Meeting”). In light of public health concerns regarding the coronavirus outbreak, the Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Meeting online, vote your shares electronically and submit your questions prior to and during the meeting by visiting: [ ] at the Meeting date and time. The password for the meeting is [ ]. You will not be able to attend the meeting physically. The Meeting will be held for the following purposes:

1.	To consider and act upon an Agreement and Plan of Reorganization (the “Plan”) providing for the acquisition of all of the assets of Multi-Asset Trend, a series of Opportunities Trust, by Virtus Tactical Allocation Fund (“Tactical Allocation”), a series of Virtus Equity Trust, in exchange for shares of Tactical Allocation and the assumption by Tactical Allocation of the liabilities of Multi-Asset Trend. The Plan also provides for distribution of these shares of Tactical Allocation to shareholders of Multi-Asset Trend in liquidation and subsequent termination of Multi-Asset Trend. A vote in favor of the Plan is a vote in favor of the liquidation and dissolution of Multi-Asset Trend.

2.	To transact any other business that may properly come before the Meeting.

The Board of Trustees of Opportunities Trust has fixed the close of business on July __, 2020 as the record date for determination of shareholders entitled to notice of and to vote at the Meeting.

Whether or not you plan to attend the Meeting (virtually), please vote your shares. As a convenience to our shareholders, you may now vote in any one of four ways:

o	Through the Internet—log on at the Internet address provided on the proxy card

o	By telephone— call the toll-free number listed on the proxy card

o	By mail—using the enclosed proxy card and postage paid envelope

o	In person (virtually)—by visiting _______ at the Meeting date and time

We encourage you to vote by Internet or telephone; have your proxy card in hand and go to the Web site or call the number and follow the instructions given there. Use of Internet or telephone voting will reduce the time and cost associated with this proxy solicitation. Whichever method you choose, please read the enclosed Prospectus/Proxy Statement carefully before you vote.

If you sign, date, and return the proxy card but give no voting instructions, your shares will be voted "FOR" the proposals described above.

By order of the Board of Trustees

Kevin J. Carr
Secretary
Virtus Opportunities Trust

July __, 2020

SHAREHOLDERS ARE REQUESTED TO VOTE BY INTERNET OR BY TELEPHONE OR TO COMPLETE, SIGN, DATE AND RETURN THE ACCOMPANYING PROXY IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF MAILED IN THE UNITED STATES. INSTRUCTIONS FOR THE PROPER EXECUTION OF THE PROXY WITH RESPECT TO INTERNET OR TELEPHONE VOTING ARE SET FORTH ON THE PROXY CARD. INSTRUCTIONS FOR SIGNING PROXY CARDS IF MAILING IMMEDIATELY FOLLOW THIS NOTICE. IT IS IMPORTANT THAT THE PROXY BE VOTED PROMPTLY.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the voting instructions form.

2.	Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the voting instructions form.

3.	All Other Accounts: The capacity of the individual signing the voting instructions form should be indicated unless it is reflected in the form of registration. For example:

Registration		Valid Signature

Corporate Accounts

(1)	ABC Corp	ABC Corp.

(2)	ABC Corp	John Doe, Treasurer

(3)	ABC Corp.
	c/o John Doe, Treasurer	John Doe

(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee

(2)	Jane B. Doe, Trustee
	u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust.
	f/b/o John B. Smith, Jr. UGMA	John B. Smith

(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

ACQUISITION OF ASSETS OF

VIRTUS RAMPART MULTI-ASSET TREND FUND
a series of
Virtus Opportunities Trust
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

BY AND IN EXCHANGE FOR SHARES OF

VIRTUS TACTICAL ALLOCATION FUND
a series of
Virtus Equity Trust
c/o VP Distributors, LLC
101 Munson Street
Greenfield, Massachusetts 01301
(800) 243-1574

PROSPECTUS/PROXY STATEMENT

DATED JULY __, 2020

This Prospectus/Proxy Statement is being furnished in connection with an Agreement and Plan of Reorganization (the “Plan”) which will be submitted to shareholders of Virtus Rampart Multi-Asset Trend Fund (“Multi-Asset Trend”), a series of Virtus Opportunities Trust (“Opportunities Trust”), for consideration at a Special Meeting of Shareholders to be held (virtually) on September 10, 2020 at ____ Eastern time, and any adjournments thereof (the “Meeting”). In light of public health concerns regarding the coronavirus outbreak, the Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Meeting online, vote your shares electronically and submit your questions prior to and during the meeting by visiting: [ ] on September 10, 2020 at ____ Eastern time. The password for the meeting is [ ]. You will not be able to attend the meeting physically.

GENERAL

Subject to the approval of Multi-Asset Trend’s shareholders, the Board of Trustees of Opportunities Trust has approved the proposed reorganization of Multi-Asset Trend into Virtus Tactical Allocation Fund (“Tactical Allocation”), a series of Virtus Equity Trust (“Equity Trust”). Multi-Asset Trend and Tactical Allocation are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and collectively as the "Funds."

In the reorganization, all of the assets of Multi-Asset Trend will be acquired by Tactical Allocation in exchange for Class A, Class C and Class I shares of Tactical Allocation and the assumption by Tactical Allocation of the liabilities of Multi-Asset Trend (the “Reorganization”).

If the Reorganization is approved, Class A, Class C and Class I shares of Tactical Allocation will be distributed to each shareholder in liquidation of Multi-Asset Trend, and Multi-Asset Trend will be terminated as a series of Opportunities Trust. You will then hold that number of full and fractional shares of Tactical Allocation which have an aggregate net asset value equal to the aggregate net asset value of your shares of Multi-Asset Trend. In conjunction with the Reorganization, the shareholders of the Virtus Rampart Sector Trend Fund (“Sector Trend”), a series of Opportunities Trust, are also being asked to approve the reorganization of that fund into Tactical Allocation (“Sector Trend Reorganization”). The Reorganization of Multi-Asset Trend into Tactical Allocation is not contingent upon the shareholders of Sector Trend approving the Sector Trend Reorganization.

Multi-Asset Trend is a separate diversified series of Opportunities Trust, a Delaware statutory trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Tactical Allocation is a separate diversified series of Equity Trust, a Delaware statutory trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of Multi-Asset Trend is similar to that of Tactical Allocation, as follows:

Fund	Investment Objective
Multi-Asset Trend	Capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.
Tactical Allocation	Capital appreciation and income.

The investment strategies for Multi-Asset Trend are similar to those for Tactical Allocation, but there are some differences. Multi-Asset Trend uses a rules-based investment process to invest in securities representing approximately 130 sub-sectors of the primary sectors, and allocations to each asset class are based on quantitative models. It will allocate to those components that the model determines are more likely to outperform the broad market, and it may invest in a basket of securities or ETFs to represent its positions. On the other hand, Tactical Allocation uses a tactical allocation approach applying the following percentages: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity subadviser applies thorough fundamental analysis to identify high quality companies for the fund’s portfolio, while fixed income securities are selected using a sector rotation approach and securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability. The Funds’ investment strategies and the differences in the Funds are discussed below in the Prospectus/Proxy Statement in the section “How do the Funds’ investment objectives and principal investment strategies compare?”

Virtus Investment Advisers, Inc. (“VIA”) serves as the investment adviser for both Funds. Rampart Investment Management Company, LLC (“Rampart”) serves as the investment subadviser for Multi-Asset Trend, while Kayne Anderson Rudnick Investment Management, LLC (“KAR”) serves as the investment subadviser for the equity portion and Newfleet Asset Management, LLC (“Newfleet”) serves as the investment subadviser for the fixed income portion of Tactical Allocation.

This Prospectus/Proxy Statement explains concisely the information about Tactical Allocation that you should know before voting on the Plan. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganization is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about Multi-Asset Trend:	How to Obtain this Information:

Prospectus of Opportunities Trust relating to Multi-Asset Trend, dated January 28, 2020, as supplemented

Statement of Additional Information of Opportunities Trust relating to Multi-Asset Trend, dated January 28, 2020, as supplemented

Annual Report of Opportunities Trust relating to Multi-Asset Trend for the fiscal year ended September 30, 2019

Semiannual Report of Opportunities Trust relating to Multi-Asset Trend for the six months ended March 31, 2020

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, LLC
 One Financial Plaza
 Hartford, CT 06103; or

•      Call (800) 243-1574 toll-free.

Information about Tactical Allocation:	How to Obtain this Information:

Prospectus of Equity Trust relating to Tactical Allocation, dated January 28, 2020, as supplemented, which accompanies this Prospectus/Proxy Statement

Statement of Additional Information of Equity Trust relating to Tactical Allocation, dated January 28, 2020, as supplemented

Annual Report of Equity Trust relating to Tactical Allocation for the fiscal year ended September 30, 2019

Semiannual Report of Equity Trust relating to Tactical Allocation for the six months ended March 31, 2020

Copies are available upon request and without charge if you:

•      Visit www.virtus.com on the Internet;

•      Write to VP Distributors, LLC
 One Financial Plaza
 Hartford, CT 06103; or

•      Call (800) 243-1574 toll-free.

Information about the Reorganization:	How to Obtain this Information:
Statement of Additional Information dated July __, 2020, which relates to this Prospectus/Proxy Statement and the Reorganization	Copies are available upon request and without charge if you: • Write to VP Distributors, LLC One Financial Plaza Hartford, CT 06103; or • Call (800) 243-1574 toll-free.

You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

Information relating to Multi-Asset Trend contained in the Prospectus of Opportunities Trust dated January 28, 2020, as supplemented, (SEC File No. 811-07455; 033-65137) is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to Tactical Allocation contained in the Prospectus of Equity Trust dated January 28, 2020, as supplemented, (SEC File No. 811-00945; 002-16590) also is incorporated by reference in this document. The Statement of Additional Information dated July __, 2020 relating to this Prospectus/Proxy Statement and the Reorganization, which includes the financial statements of Opportunities Trust relating to Multi-Asset Trend for the fiscal year ended September 30, 2019 and the six months ended March 31, 2020, and financial statements of Equity Trust relating to Tactical Allocation for the fiscal year ended September 30, 2019 and the six months ended March 31, 2020, is incorporated by reference in its entirety in this document.

The Securities and Exchange Commission has not determined that the information in this Prospectus/PROXY Statement is accurate or adequate, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a criminal offense.

An investment in Tactical Allocation:

•	is not a deposit of, or guaranteed by, any bank
•	is not insured by the FDIC, the Federal Reserve Board or any other government agency
•	is not endorsed by any bank or government agency
•	involves investment risk, including possible loss of the purchase payment of your original investment

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBIT.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds and the form of the Plan, which is attached to this Prospectus/Proxy Statement as Exhibit A.

Why is the Reorganization being proposed?

The proposed Reorganization will allow shareholders of Multi-Asset Trend to own a fund that is similar in style and with a greater amount of combined assets after the Reorganization. Tactical Allocation has a similar investment objective, but its performance for the one-, three- and five-year periods ended May 31, 2020 has exceeded that of Multi-Asset Trend. Tactical Allocation currently also has lower management fees and fund operating expenses than Multi-Asset Trend. In addition, if shareholders of Sector Trend approve the Sector Trend Reorganization, upon completion of the Sector Trend Reorganization, VIA, as adviser to Tactical Allocation, has contractually agreed to limit total operating expenses for Tactical Allocation through January 31, 2022, at a level that is below the current gross or net fund operating expenses for Multi-Asset Trend. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment. The Reorganization could create enhanced efficiencies for the portfolio management team and perhaps lower expenses for Tactical Allocation as assets grow, which will benefit shareholders of Multi-Asset Trend.

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

•	the transfer in-kind of all of the assets of Multi-Asset Trend to Tactical Allocation in exchange for Class A, Class C and Class I shares of Tactical Allocation;
•	the assumption by Tactical Allocation of all of the liabilities of Multi-Asset Trend;
•	the liquidation of Multi-Asset Trend by distribution of Class A, Class C and Class I shares of Tactical Allocation to Multi-Asset Trend’s shareholders; and
•	the structuring of the Reorganization in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

Subject to the required shareholder approval, the Reorganization is expected to be completed on or about September 11, 2020.

After the Reorganization, what shares will I own?

If you own Class A, Class C or Class I shares of Multi-Asset Trend, you will own Class A, Class C or Class I shares, respectively, of Tactical Allocation. The new shares you receive will have the same total value as your shares of Multi-Asset Trend, as of the close of business on the day immediately prior to the Reorganization.

How will the Reorganization affect me?

It is anticipated that the Reorganization will result in enhanced operating efficiencies. Upon the reorganization of Multi-Asset Trend into Tactical Allocation, operating efficiencies may be achieved by Tactical Allocation because it will have a greater level of assets. As of May 31, 2020, Multi-Asset Trend’s net assets were approximately $39.2 million and Tactical Allocation’s net assets were approximately $633.2 million. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. Annualized total net fund operating expenses after fee waiver or expense reimbursement for the 6 months ended March 31, 2020 for Class A, Class C and Class I shares of Multi-Asset Trend were 1.89%, 2.64% and 1.65%, respectively, while annualized total net operating expenses for the 6 months ended March 31, 2020 for the Class A, Class C and Class I shares of Tactical Allocation were 1.06%, 1.90% and 0.80%, respectively. In addition, if shareholders of Sector Trend approve the Sector Trend Reorganization, upon completion of the Sector Trend Reorganization, VIA has contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation) and acquired fund fees and expenses, if any) of Tactical Allocation so that such expenses do not exceed, on an annualized basis, 0.99%, 1.75% and 0.76% for the Class A, Class C and Class I shares, respectively, through January 31, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment.

After the Reorganization, the value of your shares will depend on the performance of Tactical Allocation rather than that of Multi-Asset Trend. The Board of Trustees of each of Opportunities Trust and Equity Trust believes that the Reorganization will benefit both Multi-Asset Trend and Tactical Allocation. The costs of the Reorganization, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $_______ and will be paid by Multi-Asset Trend and Tactical Allocation, allocated pro rata based on assets under management.

Multi-Asset Trend pays dividends from net investment income on a semiannual basis and distributes net realized capital gains, if any, at least annually, while Tactical Allocation pays dividends from net investment income on a quarterly basis and distributes net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional Class A, Class C and Class I shares of Tactical Allocation or distributed in cash, in accordance with your election.

How do the Trustees recommend that I vote?

The Trustees of Opportunities Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that the Reorganization would be in the best interests of Multi-Asset Trend and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganization. Accordingly, the Trustees have submitted the Plan for approval by the shareholders of Multi-Asset Trend.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE PLAN AND THE REORGANIZATION CONTEMPLATED THEREBY

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares or to receive distributions. After the Reorganization, you will be able to purchase additional Class A, Class C and Class I shares, as applicable, of Tactical Allocation in the same manner as you did for your shares of Multi-Asset Trend before the Reorganization. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below.

How do the Funds’ investment objectives and principal investment strategies compare?

The investment objective of Multi-Asset Trend is similar to that of Tactical Allocation in that both Funds seek capital appreciation, but Tactical Allocation also seeks income, while Multi-Asset Trend maintains an emphasis on preservation of capital in pursuing this objective. The investment objectives of both Multi-Asset Trend and Tactical Allocation are non-fundamental, which means that each may be changed by vote of the respective Fund’s Trustees and without shareholder approval, upon 60 days notice to shareholders. The investment strategies of the Funds are also similar.

The following tables summarize a comparison of Multi-Asset Trend and Tactical Allocation with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

	Multi-Asset Trend	Tactical Allocation
Investment Objective	Capital appreciation. In pursuing this objective, the fund maintains an emphasis on preservation of capital.	Capital appreciation and income.

Principal Investment Strategies

The fund utilizes a rules based investment process and may invest in securities representing the approximately 130 sub-sectors of the primary sectors of the S&P 500® Index, international equities, fixed income, alternatives, and/or cash equivalents (high-quality short-term securities). Allocations to each asset class are based on quantitative models.

The fund has the flexibility to invest in any combination of the sub-sectors, international equities, fixed income, alternatives, and high-quality short-term securities. A relative strength momentum model is utilized to rank each sub-sector, international equity component, fixed income component, and alternative asset component. The fund will allocate to those components that the model determines are more likely to outperform the broad market. A market risk indicator model is also used to determine whether the market is in a lower or higher level of risk based on price trends in the overall equity market. When the equity market is determined to be in a higher level of risk, a defensive cash equivalent position may be built by allocating from those equity sub-sectors and international equities of the market that are not exhibiting absolute positive momentum. The fund may invest in a basket of securities or ETFs to represent its positions.

To the extent the fund invests primarily in ETFs it will be considered a “fund of funds.” The fund has obtained exemptive relief from the Securities and Exchange Commission to permit it to invest in affiliated and unaffiliated funds, including ETFs, beyond the general statutory limitations, subject to certain conditions.

Diversified across equity and fixed income securities, the fund’s tactical allocation approach seeks to generate a combination of capital appreciation and income. For the fund’s U.S. equity allocation, the subadviser invests in a select group of large market capitalization growth companies believed by the fund’s subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles. For the fund’s non-U.S. equity exposure, the subadviser’s investment strategy emphasizes companies that the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. For the fixed income allocation, the subadviser employs a time-tested approach of active sector rotation, extensive credit research, and disciplined risk management designed to capitalize on opportunities across the fixed income markets.

The fund invests in U.S. equity, non-U.S. equity and fixed income securities using a tactical allocation approach. Generally, the following percentages apply: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity allocation is invested in common, preferred, and ADR securities. The fixed income allocation may be invested in all sectors of fixed income securities, including high-yield/high-risk (“junk bonds”), bank loans (which are generally floating rate), mortgage-backed and asset-backed, government, corporate, and municipal debt obligations. Normally, the fund’s fixed income allocation has a dollar-weighted average duration of between two and eight years. The fund may invest in both U.S. and foreign (non-U.S.) securities, including those of issuers in emerging market countries, and may invest in issuers of any size. Allocation percentages are measured at time of purchase.

Generally, the fund’s U.S. equity investments are in large market capitalization companies. The fund’s non-U.S. equity investments are principally in small- and mid-capitalization companies. The fixed income portion of the fund utilizes a duration neutral strategy.

Temporary Defensive Strategy: During periods of adverse market conditions, the fund may take temporary defensive positions that are inconsistent with its principal investment strategies by holding all or part of its assets in cash or short-term money market instruments including obligations of the U.S. Government, high-quality commercial paper, certificates of deposit, bankers acceptances, bank interest-bearing demand accounts, and repurchase agreements secured by U.S. Government securities. When this allocation happens, the fund may not achieve its objectives.

The investment strategies for Tactical Allocation are similar to those for Multi-Asset Trend in that both Funds invest in a diversified portfolio of U.S. and international equity and fixed income securities, but there are some differences. Multi-Asset Trend uses a rules-based investment process to invest in securities representing approximately 130 sub-sectors of the primary sectors, and allocations to each asset class are based on quantitative models. It will allocate to those components that the model determines are more likely to outperform the broad market, and it may invest in a basket of securities or ETFs to represent its positions. On the other hand, Tactical Allocation uses a tactical allocation approach applying the following percentages: 25% to 60% invested in U.S. equity securities, 5% to 30% invested in non-U.S. equity securities and 35% to 60% invested in fixed income securities. The equity subadviser applies thorough fundamental analysis to identify high quality companies for the fund’s portfolio, while fixed income securities are selected using a sector rotation approach and securities within sectors are selected based on general economic and financial conditions, and the issuer’s business, management, cash, assets, earnings and stability.

The principal risks of the Funds are similar. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

Although Multi-Asset Trend and Tactical Allocation have similar investment objectives and principal investment strategies, all or a substantial portion of the securities held by Multi-Asset Trend may be sold after the Reorganization in order to comply with the investment practices of Tactical Allocation in connection with the Reorganization. For any such sales, the transaction costs will be borne by Tactical Allocation. Such costs are ultimately borne by the surviving Fund’s shareholders. In addition, the disposition of assets acquired through the Reorganization by Tactical Allocation may result in taxable gains or losses on those assets, which will accrue to all of the surviving Fund’s shareholders.

Opportunities Trust (but not including Multi-Asset Trend), Equity Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action. In addition, Multi-Asset Trend and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

How do the Funds’ fees and expenses compare?

Multi-Asset Trend and Tactical Allocation each offers three classes of shares (Class A, Class C and Class I). You will not pay any initial or deferred sales charge in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding Class A, Class C and Class I shares of each of the Funds. The columns entitled “Tactical Allocation (Pro Forma After Reorganization)” show you what fees and expenses are estimated to be assuming only the Reorganization takes place, while the columns entitled “Tactical Allocation (Pro Forma After Both Reorganizations)” show you what fees and expenses are estimated to be assuming both the Reorganization and the Sector Trend Reorganization take place.

The amounts for the Class A, Class C and Class I shares of Multi-Asset Trend and Tactical Allocation, set forth in the following tables and in the examples, are based on the expenses for the 6-month periods ended March 31, 2020 and are annualized. The amounts for the pro forma columns set forth in the following tables and in the examples are based on what the estimated expenses of Tactical Allocation would have been for the annualized 12-month period ended March 31, 2020, assuming the Reorganization and the Sector Trend Reorganization, as applicable, had taken place on April 1, 2019.

Shareholder Fees (fees paid directly from your investment)

	Multi-Asset Trend Class A	Tactical Allocation Class A	Tactical Allocation (Pro Forma After Reorganization) Class A	Tactical Allocation (Pro Forma After Both Reorganizations) Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Multi-Asset Trend Class A		Tactical Allocation Class A	Tactical Allocation (Pro Forma After Reorganization) Class A	Tactical Allocation (Pro Forma After Both Reorganizations) Class A
Management Fees	1.00%		0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		0.25%	0.25%	0.25%
Other Expenses	0.48%		0.26%	0.28%	0.28%
Acquired Fund Fees and Expenses	0.25%		0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.98%		1.06%	1.08%	1.08%
Less: Fee Waiver and/or Expense Reimbursements	-0.09	%(b)	--- (c)	--- (c)	-0.07	%(d)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.89	%(b)	--- (c)	--- (c)	1.01	%(d)

Shareholder Fees (fees paid directly from your investment)

	Multi-Asset Trend Class C		Tactical Allocation Class C		Tactical Allocation (Pro Forma After Reorganization) Class C		Tactical Allocation (Pro Forma After Both Reorganizations) Class C
Maximum Sales Charge (Load) Imposed on Purchases	None		None		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00	%(a)	1.00	%(a)	1.00	%(a)	1.00	%(a)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Multi-Asset Trend Class C		Tactical Allocation Class C		Tactical Allocation (Pro Forma After Reorganization) Class C	Tactical Allocation (Pro Forma After Both Reorganizations) Class C
Management Fees	1.00%		0.55%		0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%		1.00%		1.00%	1.00%
Other Expenses	0.47%		0.24%		0.31%	0.33%
Acquired Fund Fees and Expenses	0.25%		0.00%		0.00%	0.00%
Total Annual Fund Operating Expenses	2.72%		1.79%		1.86%	1.88%
Less: Fee Waiver and/or Expense Reimbursements	-0.08	%(b)	0.11	%(c)	--- (c)	-0.11	%(d)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	2.64	%(b)	1.90	%(c)	--- (c)	1.77	%(d)

Shareholder Fees (fees paid directly from your investment)

	Multi-Asset Trend Class I	Tactical Allocation Class I	Tactical Allocation (Pro Forma After Reorganization) Class I	Tactical Allocation (Pro Forma After Both Reorganizations) Class I
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Multi-Asset Trend Class I		Tactical Allocation Class I	Tactical Allocation (Pro Forma After Reorganization) Class I	Tactical Allocation (Pro Forma After Both Reorganizations) Class I
Management Fees	1.00%		0.55%	0.55%	0.55%
Distribution and Shareholder Servicing (12b-1) Fees	None		None	None	None
Other Expenses	0.50%		0.25%	0.32%	0.33%
Acquired Fund Fees and Expenses	0.25%		0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.75%		0.80%	0.87%	0.88%
Less: Fee Waiver and/or Expense Reimbursements	-0.10	%(b)	--- (c)	--- (c)	-0.10	%(d)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.65	%(b)	--- (c)	--- (c)	0.78	%(d)

(a)   The deferred sales charge is imposed on Class C shares redeemed during the first year only.

(b)	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.60% for Class A Shares, 2.35% for Class C Shares and 1.35% for Class I Shares through January 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

(c)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.15% for Class A Shares, 1.90% for Class C Shares and 0.90% for Class I Shares through January 31, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

(d)	Upon completion of the Sector Trend Reorganization, the fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.75% for Class C Shares and 0.76% for Class I Shares through January 31, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in each Fund, Tactical Allocation (Pro Forma After Reorganization), assuming only the Reorganization takes place, and Tactical Allocation (Pro Forma After Both Reorganizations), assuming both the Reorganization and the Sector Trend Reorganization take place, with the cost of investing in other funds. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

	Class A
	One Year	Three Years	Five Years	Ten Years
Multi-Asset Trend	$756	$1,152	$1,573	$2,742
Tactical Allocation	$677	$893	$1,126	$1,795
Tactical Allocation (Pro Forma After Reorganization)	$679	$899	$1,136	$1,816
Tactical Allocation (Pro Forma After Both Reorganizations)	$672	$885	$1,123	$1,804

	Class C
	One Year	Three Years	Five Years	Ten Years
Multi-Asset Trend	$367	$837	$1,433	$3,045
Tactical Allocation	$293	$597	$1,026	$2,222
Tactical Allocation (Pro Forma After Reorganization)	$289	$585	$1,006	$2,180
Tactical Allocation (Pro Forma After Both Reorganizations)	$280	$569	$995	$2,183

	Class I
	One Year	Three Years	Five Years	Ten Years
Multi-Asset Trend	$168	$541	$940	$2,054
Tactical Allocation	$82	$255	$444	$990
Tactical Allocation (Pro Forma After Reorganization)	$89	$278	$482	$1,073
Tactical Allocation (Pro Forma After Both Reorganizations)	$80	$260	$468	$1,065

You would pay the following expenses if you did not redeem your shares:

	Class C
	One Year	Three Years	Five Years	Ten Years
Multi-Asset Trend	$267	$837	$1,433	$3,045
Tactical Allocation	$193	$597	$1,026	$2,222
Tactical Allocation (Pro Forma After Reorganization)	$189	$585	$1,006	$2,180
Tactical Allocation (Pro Forma After Both Reorganizations)	$180	$569	$995	$2,183

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Funds’ performance. During the most recent fiscal year, Multi-Asset Trend’s portfolio turnover rate was 233% of the average value of its portfolio, while Tactical Allocation’s portfolio turnover rate was 51% of the average value of its portfolio.

How do the Funds’ performance records compare?

The following charts show how the shares of Multi-Asset Trend and Tactical Allocation have performed in the past. The Class A, Class C and Class I shares of Multi-Asset Trend commenced operations on March 15, 2011. The Class A shares of Tactical Allocation commenced operations on September 6, 1940, the Class C shares commenced operations on August 26, 1999 and the Class I shares commenced operations on January 29, 2019. Past performance, before and after taxes, is not an indication of future results.

Year-by-Year Total Return (%)

The charts below show the percentage gain or loss year to year over a 10-year period for the Class A shares of Multi-Asset Trend and Tactical Allocation.

These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. These charts include the effects of fund expenses. Each Fund's average annual returns in the charts below do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Multi-Asset Trend – Class I

Best Quarter: 4th - 2013 5.28%

Worst Quarter: 4th - 2018 -5.84%

Year-to-date performance (through June 30, 2020) is ____%

Tactical Allocation – Class A

Best Quarter: 1st - 2019 14.31%

Worst Quarter: 4th - 2018 -12.79%

Year-to-date performance (through June 30, 2020) is ___%

The next set of tables lists the average annual total return by share class of Multi-Asset Trend and Tactical Allocation, as applicable, for the past one, five and ten years and since inception (through December 31, 2019). The after-tax returns shown are for Class I shares of Multi-Asset Trend and for Class A shares of Tactical Allocation; after-tax returns for other classes of the Funds will vary. These tables include the effects of sales charges (where applicable) and fund expenses and are intended to provide you with some indication of the risks of investing in each Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees, expenses or any taxes. It is not possible to invest directly in an index.

Average Annual Total Return (for the period ended 12/31/2019)(1)

Multi-Asset Trend	1 Year Ended 12/31/19	5 Years Ended 12/31/19	Since Inception 3/15/11
Class I shares
Return Before Taxes	13.56%	2.84%	3.73%
Return After Taxes on Distributions	13.27%	2.78%	3.33%
Return After Taxes on Distributions and Sale of Fund Shares	8.23%	2.23%	2.90%
Class A shares
Return Before Taxes	6.71%	1.36%	2.78%
Class C Shares
Return Before taxes	12.38%	1.81%	2.72%
Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	18.60%	6.61%	7.19%

Tactical Allocation	1 Year Ended 12/31/19	5 Years Ended 12/31/19	10 Years Ended 12/31/19	Since Inception 1/29/2019
Class A shares
Return Before Taxes	19.70%	5.23%	7.20%	--

Tactical Allocation	1 Year Ended 12/31/19	5 Years Ended 12/31/19	10 Years Ended 12/31/19	Since Inception 1/29/2019
Class A shares
Return Before Taxes	19.70%	5.23%	7.20%	--
Return After Taxes on Distributions	18.94%	3.79%	5.78%	--
Return After Taxes on Distributions and Sale of Fund Shares	12.00%	3.69%	5.40%	--
Class C shares
Return Before Taxes	26.13%	5.68%	7.02%	--
Class I shares
Return Before Taxes	--	--	--	20.13%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%	3.05%	3.75%	8.14%
MSCI ACWI ex USA SMID Cap Index (net)	22.36%	6.59%	6.40%	14.59%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	36.39%	14.63%	15.22%	29.37%
Tactical Allocation Fund Linked Benchmark (reflects no deduction for fees, expenses or taxes)	23.10%	8.76%	9.42%	18.99%

(1) The Funds’ average annual returns in the tables above reflect the deduction of the maximum sales charge for an investment in each Fund’s Class A shares and a full redemption in each Fund’s Class C shares.

The Dow Jones Global Moderate Portfolio Index is a benchmark that takes 60% of the risk of the global securities market. It is a total returns index that is a time-varying weighted average of stocks, bonds, and cash. The index is the efficient allocation of stocks, bonds, and cash in a portfolio with 60% of the risk of the Dow Jones Aggressive Portfolio Index. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total-return basis. The MSCI ACWI ex USA SMID Cap Index (net) captures mid- and small-cap representation across 22 of 23 Developed Market (DM) countries (excluding the U.S.) and 24 Emerging Markets countries. The index covers approximately 28% of the free float-adjusted market capitalization in each country. The index is calculated on a total return basis with net dividends reinvested. The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. Effective June 4, 2019, the Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index, 15% MSCI ACWI ex USA SMID Cap Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index. From September 7, 2016 to June 3, 2019, the Tactical Allocation Fund Linked Benchmark consists of 45% Russell 1000® Growth Index, 15% MSCI EAFE® Index, and 40% Bloomberg Barclays U.S. Aggregate Bond Index. Performance of the Tactical Allocation Fund Linked Benchmark prior to September 7, 2016 represents an allocation consisting of 50% S&P 500® Index and 50% Bloomberg Barclays U.S. Aggregate Bond Index. The indexes are unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I shares of Multi-Asset Trend and for Class A shares of Tactical Allocation; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

Who will be the Adviser and Subadviser of my Fund after the Reorganization? What will the advisory and subadvisory fees be after the Reorganization?

Management of the Funds

The overall management of Multi-Asset Trend and Tactical Allocation is the responsibility of, and is supervised by, the respective Boards of Trustees of Opportunities Trust and Equity Trust.

Adviser

Virtus Investment Advisers, Inc. (“VIA” or the “Adviser”) is the investment adviser for the Funds and is responsible for managing each Fund’s investment program and for the general operations of the Funds, including oversight of the Funds’ Subadvisers and recommending their hiring, termination and replacement.

Facts about the Adviser:

•     The Adviser has acted as an investment adviser for over 80 years and is an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc.

•     The Adviser acts as the investment adviser for over 40 mutual funds and as adviser to institutional clients, with assets under management of approximately $____ billion as of _____, 2020.

•     The Adviser is located at One Financial Plaza, Hartford, CT 06103.

Subadviser

Kayne Anderson Rudnick Investment Management, LLC (“KAR”) (equity portion) and Newfleet Asset Management, LLC (“Newfleet”) (fixed income portion) (each, a “Subadviser”) serve as investment subadvisers to Tactical Allocation. Pursuant to separate Subadvisory Agreements with the Adviser, each Subadviser is responsible for the day-to-day management of the portion of the Fund’s portfolio allocated to it.

Facts about the Subadvisers:

•      KAR, an affiliate of VIA, is located at 1800 Avenue of the Stars, 2nd Floor, Los Angeles, CA 90067. KAR acts as subadviser to mutual funds and as investment adviser to institutions and individuals. As of _______, 2020, KAR had approximately $___ billion in assets under management.

•      Newfleet, an affiliate of VIA, is located at One Financial Plaza, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of _______, 2020, Newfleet had approximately $____ billion in assets under management.

Opportunities Trust (but not including Multi-Asset Trend), Equity Trust and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a fund, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action. In addition, Multi-Asset Trend and the Adviser have received an exemptive order from the Securities and Exchange Commission that permits the Adviser, subject to certain conditions, and without the approval of shareholders, to: (a) employ a new unaffiliated subadviser for a fund pursuant to the terms of a new subadvisory agreement, in each case either as a replacement for an existing subadviser or as an additional subadviser; (b) change the terms of any subadvisory agreement; and (c) continue the employment of an existing subadviser on the same subadvisory agreement terms where an agreement has been assigned because of a change in control of the subadviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new subadviser that normally is provided in a proxy statement.

Portfolio Management

David L. Albrycht, CFA. Mr. Albrycht has served as a Portfolio Manager of Tactical Allocation since 2011. He is President and Chief Investment Officer at Newfleet. Prior to joining Newfleet in 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. (“Goodwin”). Previously, he was associated with VIA, which at the time was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991. Mr. Albrycht also manages several fixed income and variable investment options as well as two closed-end funds.

Doug Foreman, CFA. Mr. Foreman has served as a Portfolio Manager of Tactical Allocation since 2016. He is Chief Investment Officer (since January 2014), and previously was Co-Chief Investment Officer (2013), playing a leadership role in KAR's equity investment operations and is a member of KAR’s Executive Management Committee. Before joining KAR in 2011, he was director of equities at HighMark Capital Management (2009 to 2011). Prior to HighMark, Mr. Foreman was retired for two years (2007 to 2008) and was group managing director and chief investment officer of U.S. equities at Trust Company of the West (TCW) (1994 - 2006).

Hyung Kim. Mr. Kim has served as a Portfolio Manager of Tactical Allocation since 2019. He is a Portfolio Manager and Senior Research Analyst at KAR (since 2017). Prior to joining KAR, Mr. Kim was an International Equity Analyst for Advisory Research Inc. (2010 to 2017).

Craig Thrasher, CFA. Mr. Thrasher has served as a Portfolio Manager of Tactical Allocation since 2019. He is a Portfolio Manager and Senior Research Analyst at KAR. Before joining KAR in 2008, Mr. Thrasher was employed at Kirr, Marbach & Company as an equity analyst, and at Wedbush Morgan Securities in correspondent credit. He has approximately 15 years of equity research experience.

Please refer to the Statement of Additional Information for additional information about Tactical Allocation’s portfolio manager, including the structure of and method of computing compensation, other accounts he manages and his ownership of shares of Tactical Allocation.

Advisory Fees

For its management and supervision of the daily business affairs of Tactical Allocation, the Adviser is entitled to receive a monthly fee that is accrued daily against the value of Tactical Allocation’s net assets at the following annual rates:

First $1 billion	0.55%
Over $1 billion up to $2 billion	0.50%
Over $2 billion	0.45%

In addition, if shareholders of Sector Trend approve the Sector Trend Reorganization, upon completion of the Sector Trend Reorganization, the Adviser has also contractually agreed to further limit total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.99% for Class A Shares, 1.75% for Class C Shares and 0.76% for Class I Shares through January 31, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Subadvisory Fees

Under the terms of the Subadvisory Agreements, each Subadviser is paid by the Adviser for providing advisory services to Tactical Allocation. The Fund does not pay fees to the Subadvisers. The Adviser pays each Subadviser a subadvisory fee at the rate of 50% of the net advisory fee for the portion of Tactical Allocation’s assets that are allocated to it.

What will be the primary federal tax consequences of the Reorganization?

Prior to or at the completion of the Reorganization, the Funds will have received an opinion from the law firm of Sullivan & Worcester LLP that, for federal income tax purposes, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result, for federal income tax purposes, no gain or loss will be recognized by Multi-Asset Trend or its shareholders as a result of receiving shares of Tactical Allocation in connection with the Reorganization. The holding period and aggregate tax basis of the shares of Tactical Allocation that are received by the shareholders of Multi-Asset Trend will be the same as the holding period and aggregate tax basis of the shares of Multi-Asset Trend previously held by such shareholders, provided that such shares of Multi-Asset Trend are held as capital assets. In addition, no gain or loss will be recognized by Tactical Allocation upon the receipt of the assets of Multi-Asset Trend in exchange for shares of Tactical Allocation and the assumption by Tactical Allocation of Multi-Asset Trend’s liabilities, and the holding period and tax basis of the assets of Multi-Asset Trend in the hands of Tactical Allocation as a result of the Reorganization will be the same as in the hands of Multi-Asset Trend immediately prior to the Reorganization.

RISKS

Are the risk factors for the Funds similar?

Yes. While the risk factors are similar due to the similar investment objectives and investment policies of the Funds, there are some differences in the Funds’ principal risks, as well as differences in the risk factor disclosures. The risks of Tactical Allocation are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

An investment in each Fund is subject to certain risks. There is no assurance that investment performance of either Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

Each of the Funds is subject to Equity Securities Risk, Credit Risk, Interest Rate Risk, Foreign Investing Risk, Emerging Market Risk, High-Yield Fixed Income Securities (Junk Bonds) Risk, Market Volatility Risk, Redemption Risk and U.S. Government Securities Risk.

•	Equity Securities Risk – Generally, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities will rise and fall in response to a number of different factors. In particular, equity securities will respond to events that affect entire financial markets or industries (such as changes in inflation or consumer demand) and to events that affect particular issuers (such as news about the success or failure of a new product). Equity securities also are subject to “stock market risk,” meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by the fund goes down, the value of the fund’s shares will be affected.

•	Credit Risk – There is a risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline. Debt instruments rated below investment-grade are especially susceptible to this risk.

•	Interest Rate Risk – The values of debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund’s shares. Interest rate risk is generally greater for investments with longer maturities.

Certain instruments pay interest at variable or floating rates. Variable rate instruments reset at specified intervals, while floating rate instruments reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the instrument. However, some instruments do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these instruments may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

•	Foreign Investing Risk – Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, and the values of non-U.S. securities may be more volatile than those of U.S. securities. The values of non-U.S. securities are subject to economic and political developments in countries and regions where the issuers operate or are domiciled, or where the securities are traded, such as changes in economic or monetary policies, and to changes in currency exchange rates. Values may also be affected by restrictions on receiving the investment proceeds from a non-U.S. country.

In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. Certain foreign issuers classified as passive foreign investment companies may be subject to additional taxation risk.

•	Emerging Market Risk – The risks of foreign investments are generally greater in countries whose markets are still developing than they are in more developed markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. They may also have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will. Certain emerging markets may also face other significant internal or external risks, including the risk of war and civil unrest. For all of these reasons, investments in emerging markets may be considered speculative. To the extent that the fund invests a significant portion of its assets in a particular emerging market, the fund will be more vulnerable to financial, economic, political and other developments in that country, and conditions that negatively impact that country will have a greater impact on the fund as compared with a fund that does not have its holdings concentrated in a particular country.

•	High-Yield Fixed Income Securities (Junk Bonds) Risk – Securities rated below the four highest rating categories of a nationally recognized statistical rating organization, may be known as “high-yield” securities and commonly referred to as “junk bonds.” The highest of the ratings among these nationally recognized statistical rating organizations is used to determine the security’s classification. Such securities entail greater price volatility and credit and interest rate risk than investment-grade securities. Analysis of the creditworthiness of high-yield/high-risk issuers is more complex than for higher-rated securities, making it more difficult for the fund’s subadviser to accurately predict risk. There is a greater risk with high-yield/high-risk fixed income securities that an issuer will not be able to make principal and interest payments when due. If the fund pursues missed payments, there is a risk that fund expenses could increase. In addition, lower-rated securities may not trade as often and may be less liquid than higher-rated securities, especially during periods of economic uncertainty or change. As a result of all of these factors, these bonds are generally considered to be speculative.

•	Market Volatility Risk – The value of the securities in which a fund invests may go up or down in response to the prospects of individual issuers and/or general economic conditions. Such price changes may be temporary or may last for extended periods. Instability in the financial markets may expose each fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments that it holds. In response to financial markets that experienced extreme volatility, and in some cases a lack of liquidity, the U.S. Government and other governments have taken a number of unprecedented actions, including acquiring distressed assets from financial institutions and acquiring ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear. Additional legislation or government regulation may also change the way in which funds themselves are regulated, which could limit or preclude a fund's ability to achieve its investment objective.

•	Redemption Risk – The redemption by one or more large shareholders or groups of shareholders of their holdings in the fund could have an adverse impact on the remaining shareholders in the fund by, for example, accelerating the realization of capital gains and/or increasing the fund’s transaction costs.

•	U.S. Government Securities Risk – Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities and backed by the full faith and credit of the United States only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase, and in fact, the market values of such obligations may fluctuate. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States; some are the obligation solely of the entity through which they are issued. There is no guarantee that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law.

In addition, Tactical Allocation is subject to Currency Rate Risk, Depositary Receipts Risk, Growth Stocks Risk, Large Market Capitalization Companies Risk, Bank Loan Risk, Long-Term Maturities/Durations Risk, Mortgage-Backed and Asset-Backed Securities Risk, Municipal Securities Risk, Preferred Stocks Risk and Small and Medium Market Capitalization Risk.

•	Currency Rate Risk – Because the foreign securities in which the fund invests generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. Because the value of each fund’s shares is calculated in U.S. dollars, it is possible for the fund to lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the fund’s holdings goes up. Generally, a strong U.S. dollar relative to such other currencies will adversely affect the value of the fund’s holdings in foreign securities.

•	Depositary Receipts Risk – The fund may invest in American Depositary Receipts (ADRs) sponsored by U.S. banks, European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), ADRs not sponsored by U.S. banks, other types of depositary receipts (including non-voting depositary receipts), and other similar instruments representing securities of foreign companies. Although certain depositary receipts may reduce or eliminate some of the risks associated with foreign investing, these types of securities generally are subject to many of the same risks as direct investment in securities of foreign issuers.

•	Growth Stocks Risk – Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Growth stocks also tend to be more expensive relative to their earnings or assets compared to other types of stocks, and as a result they tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

•	Large Market Capitalization Companies Risk – The value of investments in larger companies may not rise as much as investments in smaller companies, and larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

•	Bank Loan Risk – Investing in loans (including floating rate loans, loan assignments, loan participations and other loan instruments) carries certain risks in addition to the risks typically associated with high-yield/high-risk fixed income securities. Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market. In the event a borrower defaults, the fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. There is a risk that the value of the collateral securing the loan may decline after the fund invests and that the collateral may not be sufficient to cover the amount owed to the fund. If the loan is unsecured, there is no specific collateral on which the fund can foreclose. In addition, if a secured loan is foreclosed, the fund may bear the costs and liabilities associated with owning and disposing of the collateral, including the risk that collateral may be difficult to sell.

Transactions in many loans settle on a delayed basis that may take more than seven days. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period of time after the sale of the loans. No active trading market may exist for some loans, which may impact the ability of the Fund to realize full value in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded loans. Loans also may be subject to restrictions on resale, which can delay the sale and adversely impact the sale price. Difficulty in selling a loan can result in a loss. Loans made to finance highly leveraged corporate acquisitions may be especially vulnerable to adverse changes in economic or market conditions. Certain loans may not be considered “securities,” and purchasers, such as the fund, therefore may not be entitled to rely on the strong anti-fraud protections of the federal securities laws. With loan participations, the fund may not be able to control the exercise of any remedies that the lender would have under the loan and likely would not have any rights against the borrower directly, so that delays and expense may be greater than those that would be involved if the fund could enforce its rights directly against the borrower.

•	Long-Term Maturities/Durations Risk – Fixed income instruments with longer maturities or durations may be subject to greater price fluctuations due to interest rate, tax law, and general market changes than instruments with shorter maturities or durations.

•	Mortgage-Backed and Asset-Backed Securities Risk – Mortgage-backed securities represent interests in pools of residential mortgage loans purchased from individual lenders by a federal agency or originated and issued by private lenders. Asset-backed securities represent interests in pools of underlying assets such as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card arrangements. These two types of securities share many of the same risks.

The impairment of the value of collateral or other assets underlying a mortgage-backed or asset-backed security, such as that resulting from non-payment of loans, may result in a reduction in the value of such security and losses to the fund.

Early payoffs in the loans underlying such securities may result in the fund receiving less income than originally anticipated. The variability in prepayments will tend to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred. Conversely, rising interest rates may cause prepayments to occur at a slower than expected rate, which may effectively change a security that was considered short- or intermediate-term into a long-term security. Long-term securities tend to fluctuate in value more widely in response to changes in interest rates than shorter-term securities.

•	Municipal Securities Risk – The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds, and the investment performance of the fund may be more dependent on the analytical abilities of the investment adviser than would be the case for a fund that does not invest in municipal bonds. Certain factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. The secondary market for municipal bonds also tends to be less well-developed and less liquid than many other securities markets, which may adversely affect the fund’s ability to sell its bonds at attractive prices. In addition, municipal obligations can experience downturns in trading activity, and the supply of municipal obligations may exceed the demand in the market. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements. Economic and other events (whether real or perceived) can reduce the demand for certain investments or for investments generally, which may reduce market prices and cause the value of the fund’s shares to fall. The frequency and magnitude of such changes cannot be predicted. The fund may invest in municipal obligations that do not appear to be related, but in fact depend on the financial rating or support of a single government unit, in which case, events that affect one of the obligations will also affect the others and will impact the fund’s portfolio to a greater degree than if the fund’s investments were not so related. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

•	Preferred Stocks Risk – Preferred stocks may provide a higher dividend rate than the interest yield on debt instruments of the same issuer, but are subject to greater risk of fluctuation in market value and greater risk of non-receipt of income. Unlike interest on debt instruments, dividends on preferred stocks must be declared by the issuer’s board of directors before becoming payable. Preferred stocks are in many ways like perpetual debt instruments, providing a stream of income but without stated maturity date. Because they often lack a fixed maturity or redemption date, preferred stocks are likely to fluctuate substantially in price when interest rates change. Such fluctuations generally are comparable to or exceed those of long-term government or corporate bonds (those with maturities of fifteen to thirty years). Preferred stocks have claims on assets and earnings of the issuer which are subordinate to the claims of all creditors but senior to the claims of common stockholders. A preferred stock rating differs from a bond rating because it applies to an equity issue which is intrinsically different from, and subordinated to, a debt issue. Preferred stock ratings generally represent an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. Preferred stock also may be subject to optional or mandatory redemption provisions, and may be significantly less liquid than many other securities, such as U.S. Government securities, corporate debt or common stock.

•	Small and Medium Market Capitalization Risk – Small and medium-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small and medium-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the fund.

In addition, Multi-Asset Trend is subject to Commodity and Commodity-linked Instruments Risk, Fund of Funds Risk, Sector Focused Investing Risk, Exchange-Traded Funds (ETFs) Risk, Allocation Risk, Equity Real Estate Investment Trust (REIT) Securities Risk, Portfolio Turnover Risk, Quantitative Model Risk, Real Estate Investment Risk and Short-Term Investments Risk.

•	Commodity and Commodity-linked Instruments Risk – Investments by the fund in commodities or commodity-linked instruments may subject the fund's portfolio to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Individual commodity prices can fluctuate widely over short time periods. Commodity investments typically do not have dividends or income and are dependent on price movements to generate returns. Commodity price movements can deviate from equity and fixed income price movements. The means by which the fund seeks exposure to commodities, both directly and indirectly through derivatives, may be limited by the fund's intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended.

•	Fund of Funds Risk – Achieving the fund's objective will depend on the performance of the underlying mutual funds, which depends on the particular securities in which the underlying mutual funds invest. Indirectly, the fund is subject to all risks associated with the underlying mutual funds. Since the fund's performance depends on that of each underlying mutual fund, it may be subject to increased volatility.

Assets invested in other mutual funds incur a layering of expenses, including operating costs, advisory fees and administrative fees that you, as a shareholder in the fund, indirectly bear. Such fees and expenses may exceed the fees and expenses the fund would have incurred if it invested in the underlying fund's assets directly. As the underlying funds or the fund's allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the fund may increase or decrease. If the fund invests in closed-end funds, it may incur added expenses such as additional management fees and trading costs and additional risks associated with trading at a discount to NAV and use of leverage.

The underlying funds may change their investment objective or policies without the approval of the fund, and the fund might be forced to withdraw its investment from the underlying fund at a time that is unfavorable to the fund.

Each underlying fund may be subject to risks other than those described because the types of investments made by an underlying fund can change over time. For further description of the risks associated with the underlying funds, please consult the underlying funds' prospectus.

•	Sector Focused Investing Risk – The value of the investments of a fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that market sector, and conditions that negatively impact that market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting the market sectors in which the fund has invested are therefore likely to cause the value of the fund's shares to decrease, perhaps significantly.

•	Exchange-Traded Funds (ETFs) Risk – ETFs invest in a portfolio of securities designed to track a particular market segment or index. The risks associated with investing in ETFs generally reflect the risks of owning shares of the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. Assets invested in ETFs incur a layering of expenses, including operating costs and advisory fees that fund shareholders indirectly bear; such expenses may exceed the expenses the fund would incur if it invested directly in the underlying portfolio of securities the ETF is designed to track. Shares of ETFs trade on a securities exchange and may trade at, above, or below their net asset value.

•	Allocation Risk – The fund's investment performance depends, in part, upon how its assets are allocated and reallocated by its adviser. If the fund's exposure to equities and fixed income securities, or to other asset classes, deviates from the adviser's intended allocation, or if the fund's allocation is not optimal for market conditions at a given time, the fund's performance may suffer.

•	Equity Real Estate Investment Trust (REIT) Securities Risk – REITs are financial vehicles that pool investor capital to purchase or finance real estate. Equity REITs invest primarily in direct ownership or lease of real property, and they derive most of their income from rents.

Equity REITs can also realize capital gains by selling properties that have appreciated in value. Investing in equity REITs and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are typically small or medium market capitalization companies, and they are subject to management fees and other expenses. A fund that invests in REITs and REIT-like entities will bear its proportionate share of the costs of the REITs' and REIT-like entities' operations. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax-free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, investment in REITs could cause the fund to possibly fail to qualify as a regulated investment company, depending upon the nature of dividends received by the fund.

•	Portfolio Turnover Risk – The fund's investment strategy may result in consistently frequently high turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses and the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the fund's performance.

•	Quantitative Model Risk – The fund relies heavily on quantitative models, which are constructed using information and data supplied by third-party vendors. When a model proves to be incorrect or incomplete, any decisions made in reliance thereon expose the fund to potential risks. The success of relying on such models may depend on the accuracy and reliability of historical data supplied by third-party vendors. All models rely on correct market data inputs. If incorrect market data is entered into even a well-founded model, the resulting information will be incorrect. However, even if market data is inputted correctly, "model prices" will often differ substantially from market prices, especially for securities with complex characteristics such as derivative securities, or may perform differently from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns.

Use of a model does not guarantee any particular results. The rebalancing techniques used by the fund's subadviser may result in a higher portfolio turnover rate and related expenses compared to traditional "buy and hold" or index fund strategies. A higher portfolio turnover rate increases the likelihood of higher gains or losses for investors. In addition, others may attempt to utilize public information related to the fund's investment strategy in a way that may affect performance.

•	Real Estate Investment Risk – Investing in companies that invest in real estate ("Real Estate Companies") exposes the fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. Real estate is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Real Estate Companies may lack diversification due to ownership of a limited number of properties and concentration in a particular geographic region or property type.

•	Short-Term Investments Risk – Short-term investments include money market instruments, repurchase agreements, certificates of deposit and bankers' acceptances and other short-term instruments that are not U.S. Government securities. These securities generally present less risk than many other investments, but they are generally subject to credit risk and may be subject to other risks as well.

Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Funds have similar investment objectives. The Reorganization will allow shareholders of Multi-Asset Trend to own a fund that is similar in style, and with a greater amount of assets. The Reorganization could create enhanced efficiencies for the portfolio management team and lower expenses for Tactical Allocation, which could benefit shareholders of Multi-Asset Trend.

At a special meeting held on June 17, 2020, all of the Trustees of Opportunities Trust on behalf of Multi-Asset Trend, including the Disinterested Trustees, considered and approved the Reorganization as set forth in the Plan. They determined that the Reorganization was in the best interests of Multi-Asset Trend and its shareholders, and that the interests of existing shareholders of Multi-Asset Trend will not be diluted as a result of the transactions contemplated by the Reorganization.

Before approving the Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganization. The Trustees noted that Tactical Allocation has a similar investment objective and similar investment strategies as Multi-Asset Trend. They further noted that Tactical Allocation’s performance for the one-, three- and five-year and year-to-date periods ended May 31, 2020 exceeded that of Multi-Asset Trend. In addition, they noted that Tactical Allocation’s gross and net fund operating expenses, currently and on a pro forma basis, were lower than those for Multi-Asset Trend.

The Trustees considered the relative asset size of each Fund, including the benefits of investing in a fund with a higher combined level of assets for current shareholders of Multi-Asset Trend.

In addition, the Trustees considered, among other things:

•	the terms and conditions of the Reorganization;
•	the fact that the Reorganization would not result in the dilution of shareholders’ interests;
•	the fact that the Funds will share the expenses incurred in connection with the Reorganization pro rata based on assets under management;
•	the benefits to shareholders, including from operating efficiencies, which may be achieved from combining the Funds;
•	the fact that, if shareholders of Sector Trend approve the Sector Trend Reorganization, upon completion of the Sector Trend Reorganization, total fund operating expenses for Tactical Allocation will be subject to a contractual expense limitation agreement with VIA through January 31, 2022. Following the contractual period, the Adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the Adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the date on which such reimbursement occurred, provided that the recapture does not cause the fund to exceed the expense limit in effect at the time of the waiver or reimbursement or at the time of recoupment;

•	the fact that Tactical Allocation will assume all of the liabilities of Multi-Asset Trend;
•	the fact that the Reorganization is expected to be a tax-free transaction for federal income tax purposes; and

•	alternatives available to shareholders of Multi-Asset Trend, including the ability to redeem their shares.

During their consideration of the Reorganization, the Trustees of Opportunities Trust consulted with counsel to the Disinterested Trustees, as appropriate.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Trustees of Opportunities Trust concluded that the proposed Reorganization would be in the best interests of Multi-Asset Trend and its shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Multi-Asset Trend for approval.

The Trustees of Equity Trust have also approved the Plan on behalf of Tactical Allocation, after concluding that the proposed Reorganization would be in the best interests of Tactical Allocation and its shareholders.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan (the form of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of Multi-Asset Trend will be acquired by Tactical Allocation in exchange for Class A, Class C and Class I shares of Tactical Allocation and the assumption by Tactical Allocation of all of the liabilities of Multi-Asset Trend on or about September 11, 2020, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, Multi-Asset Trend will endeavor to discharge all of its known liabilities and obligations. Multi-Asset Trend will prepare an unaudited statement of its assets and liabilities as of the Closing Date.

At or prior to the Closing Date, Multi-Asset Trend will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

The number of full and fractional shares of each class of Tactical Allocation to be received by the shareholders of Multi-Asset Trend will be determined by dividing the net assets of Multi-Asset Trend by the net asset value of a share of Tactical Allocation. These computations will take place as of immediately after the close of business on the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (the “Valuation Date”). The net asset value per share of each class will be determined by dividing assets, less liabilities, in each case attributable to the respective class, by the total number of outstanding shares.

Virtus Fund Services, LLC (“Virtus Fund Services”), the administrator for both Funds, will compute the value of each Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Tactical Allocation, Rule 22c-1 under the 1940 Act, and with the interpretations of that Rule by the SEC’s Division of Investment Management.

Immediately after the transfer of its assets to Tactical Allocation, Multi-Asset Trend will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Tactical Allocation received by Multi-Asset Trend. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Multi-Asset Trend’s shareholders on the share records of Tactical Allocation or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Tactical Allocation due to Multi-Asset Trend’s shareholders. All issued and outstanding shares of Multi-Asset Trend will be canceled. The shares of Tactical Allocation to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Multi-Asset Trend will be terminated as a series of Opportunities Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval by Multi-Asset Trend’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of Multi-Asset Trend’s shareholders, the Plan may be terminated (a) by the mutual agreement of Multi-Asset Trend and Tactical Allocation; (b) by either Multi-Asset Trend or Tactical Allocation if the Reorganization has not occurred on or before [December 31, 2020], unless such date is extended by mutual agreement of Multi-Asset Trend and Tactical Allocation; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

If the Reorganization is not consummated, then the officers of Multi-Asset Trend and Tactical Allocation, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

If Multi-Asset Trend’s shareholders do not approve the Reorganization, the Trustees of Opportunities Trust will consider other possible courses of action in the best interests of Multi-Asset Trend and its shareholders.

Federal Income Tax Consequences

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368 of the Code. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, for federal income tax purposes and based upon certain facts, assumptions, and representations, the Reorganization contemplated by the Plan should qualify as a tax-free reorganization described in section 368(a) of the Code, and that each Fund should be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

If the Reorganization qualifies as a tax-free reorganization and each of the Funds is a party to a reorganization, as described above, then, as a result:

1.      No gain or loss will be recognized by Tactical Allocation upon the receipt of the assets of Multi-Asset Trend solely in exchange for the shares of Tactical Allocation and the assumption by Tactical Allocation of the liabilities of Multi-Asset Trend;

2.      No gain or loss will be recognized by Multi-Asset Trend on the transfer of its assets to Tactical Allocation in exchange for Tactical Allocation’s shares and the assumption by Tactical Allocation of the liabilities of Multi-Asset Trend or upon the distribution of Tactical Allocation’s shares to Multi-Asset Trend’s shareholders in exchange for their shares of Multi-Asset Trend;

3.      No gain or loss will be recognized by Multi-Asset Trend's shareholders upon the exchange of their shares of Multi-Asset Trend for shares of Tactical Allocation in liquidation of Multi-Asset Trend;

4.      The aggregate tax basis of the shares of Tactical Allocation received by each shareholder of Multi-Asset Trend pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Multi-Asset Trend held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Tactical Allocation received by each shareholder of Multi-Asset Trend will include the period during which the shares of Multi-Asset Trend exchanged therefor were held by such shareholder (provided that the shares of Multi-Asset Trend are held as capital assets on the date of the Reorganization); and

5.	The tax basis of the assets of Multi-Asset Trend acquired by Tactical Allocation will be the same as the tax basis of such assets to Multi-Asset Trend immediately prior to the Reorganization, and the holding period of such assets in the hands of Tactical Allocation will include the period during which the assets were held by Multi-Asset Trend.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, Multi-Asset Trend would recognize gain or loss on the transfer of its assets to Tactical Allocation and each shareholder of Multi-Asset Trend would recognize a taxable gain or loss equal to the difference between its tax basis in its Multi-Asset Trend shares and the fair market value of the shares of Tactical Allocation it received.

Tactical Allocation’s utilization after the Reorganization of any pre-Reorganization losses realized by Tactical Allocation to offset income or gain realized by Multi-Asset Trend could be subject to limitation. Shareholders of Multi-Asset Trend should consult their tax advisers regarding the effect of the Reorganization in light of their individual circumstances.

Pro Forma Capitalization

The first table below sets forth the capitalization of the Funds as of March 31, 2020, and the capitalization of Tactical Allocation on a pro forma basis as of that date, giving effect to the proposed acquisition of assets at net asset value, assuming only the Reorganization occurs. The second table below sets forth the capitalization of the Funds as of March 31, 2020, and the capitalization of Tactical Allocation on a pro forma basis as of that date, assuming the Reorganization and the Sector Trend Reorganization both take place. The pro forma data reflects an exchange ratio of approximately 1.1741 Class A shares, 1.0959 Class C shares and 1.1851 Class I shares of Tactical Allocation for each Class A, Class C and Class I share, respectively, of Multi-Asset Trend.

Capitalization of Multi-Asset Trend, Tactical Allocation and

Tactical Allocation (Pro Forma After Reorganization)

	Multi-Asset Trend	Tactical Allocation	Adjustments		Tactical Allocation (Pro Forma After Reorganization)
Net Assets (in 000s)
Class A	$10,944	$530,989	$(69	)(a)	$541,863
Class C	21,390	8,199	(4	)(a)	29,585
Class I	7,306	3,872	(1	)(a)	11,177
Total Net Assets	$39,639	543,060	$(75	)(a)	$582,625
Net Asset Value Per Share
Class A	$10.52	$8.96			$8.96
Class C	$10.11	$9.23			$9.23
Class I	$10.59	$8.93			$8.93
Shares Outstanding (in 000s)
Class A	1,040	59,252	181	(b)	60,473
Class C	2,115	889	203	(b)	3,207
Class I	690	433	128	(b)	1,251
Total Shares Outstanding	3,845	60,574	512		64,931

(a)	Reflects estimated Reorganization costs to be borne by the Funds.

(b)	Reflects change in shares outstanding due to issuance of Class A, Class C and Class I shares of Tactical Allocation in exchange for Class A, Class C and Class I shares, respectively, of Multi-Asset Trend based on the net asset value of Tactical Allocation’s Class A, Class C and Class I shares, respectively, at March 31, 2020.

Capitalization of Multi-Asset Trend, Sector Trend, Tactical Allocation and

Tactical Allocation (Pro Forma After Both Reorganizations)

	Multi-Asset Trend	Sector Trend	Tactical Allocation	Adjustments		Tactical Allocation (Pro Forma After Both Reorganizations)
Net Assets (in 000s)
Class A	$10,944	$73,262	$530,989	$(144	)(a)	$615,050
Class C	21,390	34,196	8,199	(15	)(a)	63,770
Class I	7,306	43,644	3,872	(13	)(a)	54,809
Total Net Assets	$39,639	$151,102	$543,060	$(172	)(a)	$733,629
Net Asset Value Per Share
Class A	$10.52	$11.39	$8.96			$8.96
Class C	$10.11	$11.24	$9.23			$9.23
Class I	$10.59	$11.36	$8.93			$8.93
Shares Outstanding (in 000s)
Class A	1,040	6,433	59,252	1,923	(b)	68,649
Class C	2,115	3,042	889	866	(b)	6,913
Class I	690	3,842	433	1,171	(b)	6,136
Total Shares Outstanding	3,845	13,317	60,574	3,960	(b)	81,697

(a)	Reflects estimated Reorganization costs to be borne by the Funds.

(b)	Reflects change in shares outstanding due to issuance of Class A, Class C and Class I shares of Tactical Allocation in exchange for Class A, Class C and Class I shares, respectively, of Multi-Asset Trend and Sector Trend based on the net asset value of Tactical Allocation’s Class A, Class C and Class I shares, respectively, at March 31, 2020.

The tables set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

Distribution of Shares

VP Distributors, LLC (“VP Distributors”), an affiliate of Virtus Investment Partners, Inc. and VIA, serves as the national distributor of the Funds’ shares. VP Distributors distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Multi-Asset Trend is authorized to issue three classes of shares: Class A, Class C and Class I. Tactical Allocation also currently offers Class A, Class C and Class I shares. Each class of shares for the Funds has a separate distribution arrangement and bears its own distribution expenses, if any.

In the proposed Reorganization, shareholders of Multi-Asset Trend owning Class A, Class C or Class I shares will receive Class A, Class C or Class I shares, respectively, of Tactical Allocation. Class A shares may pay a sales charge at the time of purchase of up to 5.75% of the offering price. Class A Shares on which a finder’s fee has been paid may incur a 1.00% deferred sales charge if the shares are redeemed within 18 months of purchase. The 18-month period begins on the last day of the month preceding the month in which the purchase was made. Class A Shares are also subject to an ongoing distribution and/or services fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares.

Class C shares are sold without a front-end sales charge and are subject to a 1.00% contingent deferred sales charge (“CDSC”) if such shares are redeemed within one year of purchase. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares acquired as a result of the Reorganization, the length of time you hold shares in Tactical Allocation will be added to the length of time you held shares in Multi-Asset Trend. If you acquire Class C shares as a result of the Reorganization, you will continue to be subject to a CDSC upon subsequent redemption to the same extent as if you had continued to hold your shares of Multi-Asset Trend. Class C shares are also subject to an ongoing distribution and/or services fee at an aggregate annual rate of up to 1.00% of the applicable Fund’s aggregate average daily net assets attributable to Class C shares.

With certain exceptions, Class C Shares, and any reinvested dividends and other distributions paid on such shares, will automatically convert to Class A Shares after 10 years. However, for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to ensure that the investor is credited with the proper holding period for the shares redeemed. The automatic conversion of Class C Shares to Class A Shares shall not apply to shares held through intermediaries or recordkeepers that do not track the length of time that a participant has held such shares or that are not otherwise able to operationally support the automatic conversion feature.

In addition, certain Class C Shares may be exchangeable in advance of the 10 year anniversary. If you hold your shares through a financial intermediary or recordkeeper, please contact your financial intermediary or recordkeeper for additional information. Class C Shares that have been held directly with the fund, and not through a financial intermediary, for fewer than 10 years may be exchanged for Class A Shares at the fund’s or transfer agent’s discretion if (i) the Class C Shares are not subject to a CDSC, and (ii) a commission was not paid on the sale of such Class C Shares.

All conversions and exchanges from Class C Shares to Class A Shares will be on the basis of the relative NAVs per share, without the imposition of any sales load, fee or other charge. Automatic conversions of Class C shares to Class A shares will generally be processed monthly on or about the 10th day of the month, although for investors invested in Class C Shares through a financial intermediary or recordkeeper, it is the responsibility of the financial intermediary or recordkeeper to determine the timing of the conversions. As of the date of this Prospectus/Information Statement, conversions and exchanges from Class C Shares to Class A Shares of the same fund are not expected to be considered taxable events for Federal income tax purposes. Shareholders should consult their tax advisors regarding their own tax considerations.

Class I shares are offered primarily to clients of financial institutions and intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class I shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I shares are also offered to private and institutional clients of, or referred by, the Adviser, the Subadviser or their affiliates, and to Trustees of the funds and trustees/directors of affiliated open- and closed-end funds, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares.

In connection with the Reorganization, no sales charges are imposed. More detailed descriptions of the Class A, Class C and Class I shares and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Tactical Allocation.

Purchase and Redemption Procedures

Information concerning applicable sales charges and distribution-related fees is provided above. Investments in the Funds are not insured. For information about minimum purchase requirements, see “Your Account” and “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds’ Prospectuses. Each Fund may involuntarily redeem shareholders’ accounts that have a balance below $200 as a result of redemption activity, subject to written notice within sixty days. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

The Funds currently offer shareholders identical exchange privileges. Shareholders of each Fund may exchange their shares for shares of a corresponding class of shares of other affiliated Virtus Mutual Funds. Class C shares of the Funds are also exchangeable for Class C1 shares of those Virtus Mutual Funds offering them.

On exchanges with corresponding classes of shares that carry a contingent deferred sales charge, the contingent deferred sales charge schedule of the original shares purchased continues to apply. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Dividend Policy

Multi-Asset Trend distributes net investment income semiannually, while Tactical Allocation distributes net investment income quarterly. Both Funds distribute net realized capital gains, if any, at least annually.

All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

Each Fund has qualified, and Tactical Allocation intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

Multi-Asset Trend is a series of Opportunities Trust, an open-end management investment company registered with the SEC under the 1940 Act and organized as a Delaware statutory trust. Tactical Allocation is a series of Equity Trust, a diversified open-end management investment company registered with the SEC under the 1940 Act that is also organized as a Delaware statutory trust. Opportunities Trust and Equity Trust are governed by their respective Declaration of Trust and By-Laws, Board of Trustees, Delaware law, and federal law. Each of Opportunities Trust and Equity Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of Equity Trust currently consist of Tactical Allocation and 11 other mutual funds of various asset classes, while Opportunities Trust consists of Multi-Asset Trend and 23 other mutual funds of various asset classes.

Capitalization

The beneficial interests in Opportunities Trust and Equity Trust are represented by an unlimited number of transferable shares of beneficial interest of one or more series, with no par value. The Declaration of Trust of each Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

Under Delaware law, shareholders of a Delaware statutory trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. To the extent that either Trust or a shareholder of either Trust is subject to the jurisdiction of courts in other states, it is possible that a court may not apply Delaware law and may thereby subject shareholders of the Trust to liability. To guard against this risk, the Declaration of Trust of each Trust (a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust or the particular series in question and the obligation is not binding upon the shareholders of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of trust property of any shareholder held personally liable for the obligations of a Trust. Accordingly, the risk of a shareholder of either Trust incurring financial loss beyond that shareholder’s investment because of shareholder liability is limited to circumstances in which: (1) a court refuses to apply Delaware law; (2) no contractual limitation of liability was in effect; and (3) the Trust itself is unable to meet its obligations. In light of Delaware law, the nature of the Trusts’ business, and the nature of their assets, the risk of personal liability to a shareholder of a Trust is remote.

Shareholder Meetings and Voting Rights

Opportunities Trust, on behalf of Multi-Asset Trend, and Equity Trust, on behalf of Tactical Allocation, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of Opportunities Trust or Equity Trust. In addition, each of Opportunities Trust and Equity Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. Neither Opportunities Trust nor Equity Trust currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of Opportunities Trust or Equity Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, both Opportunities Trust and Equity Trust require 33 1/3% of the shares entitled to vote to constitute a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

A Trustee of either Trust may be removed with or without cause at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by the vote of two-thirds of the number of Trustees prior to removal.

Under the Declaration of Trust of each Trust, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

The Declaration of Trust of each Trust provides that unless otherwise required by applicable law (including the 1940 Act), the Board of Trustees may, without obtaining a shareholder vote: (1) reorganize the Trust as a corporation or other entity, (2) merge the Trust into another entity, or merge, consolidate or transfer the assets and liabilities or class of shares to another entity, and (3) combine the assets and liabilities held with respect to two or more series or classes into assets and liabilities held with respect to a single series or class.

Under certain circumstances, the Trustees of each Trust may also terminate the Trust, as the case may be, a series, or a class of shares, upon written notice to the shareholders.

Liquidation

In the event of the liquidation of Opportunities Trust or Equity Trust, either Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to Opportunities Trust or Equity Trust, the Fund or attributable to the class over the liabilities belonging to Opportunities Trust or Equity Trust, the Fund or attributable to the class. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

Under the Declaration of Trust of each of Opportunities Trust and Equity Trust, a Trustee is generally personally liable only for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. As provided in the Declaration of Trust and By-Laws of each of Opportunities Trust and Equity Trust, each Trustee of Opportunities Trust or Equity Trust, as the case may be, is entitled to be indemnified against all liabilities and all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her office of Trustee, unless the Trustee (1) shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to Opportunities Trust or Equity Trust, as the case may be, or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office of Trustee (collectively, “disabling conduct”) or (2) with respect to any proceeding disposed of without an adjudication by the court or other body before which the proceeding was brought that such Trustee was liable to Opportunities Trust or Equity Trust, as the case may be, or its shareholders by reason of disabling conduct, unless there has been a determination that the Trustee did not engage in disabling conduct. This determination may be made by (a) the court or other body before which the proceeding was brought, (b) a vote of a majority of those Trustees who are neither “interested persons” within the meaning of the 1940 Act nor parties to the proceeding or (c) an independent legal counsel in a written opinion. Opportunities Trust and Equity Trust may also advance money in connection with the preparation and presentation of a defense to any proceeding provided that the Trustee undertakes to repay Opportunities Trust or Equity Trust, as the case may be, if his or her conduct is later determined to preclude indemnification and certain other conditions are met.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of each of Opportunities Trust and Equity Trust, and Delaware and federal law, as applicable, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Delaware and federal law, as applicable law, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

This Prospectus/Proxy Statement is being sent to shareholders of Multi-Asset Trend in connection with a solicitation of proxies by the Trustees of Opportunities Trust, to be used at the Special Meeting of Shareholders (the “Meeting”) to be held (virtually) at ___ Eastern time, September 10, 2020, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Multi-Asset Trend on or about July __, 2020.

The Board of Trustees of Opportunities Trust has fixed the close of business on July __, 2020 as the record date (the “Record Date”) for determining the shareholders of Multi-Asset Trend entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for the Plan, each shareholder is entitled to one vote for each dollar of net asset value of each share owned by such shareholder and each fractional dollar amount is entitled to a proportionate fractional vote.

Proxies may be revoked by mailing a notice of revocation to the Secretary of Opportunities Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet or by attending the Meeting in person (virtually) and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement, vote through the Internet or by telephone, or attend virtually. In light of public health concerns regarding the coronavirus outbreak, the Meeting will be held in a virtual meeting format only. You will be able to attend and participate in the Meeting online, vote your shares electronically and submit your questions prior to and during the meeting by visiting: [ ] at ___ Eastern time, September 10, 2020. The password for the meeting is [ ]. You will not be able to attend the meeting physically. Guidelines on voting by mail, by telephone, through the Internet or virtually at the Meeting appear on the enclosed proxy card.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

Thirty-three and one-third percent (33 1/3%) of the outstanding voting shares of Multi-Asset Trend must be present in person or by proxy to constitute a quorum for the Meeting. Approval of the Plan will require approval of the shares as mandated under the 1940 Act, which is the lesser of: approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or, approval by more than 50% of the outstanding voting securities.

The inspectors of election will treat abstentions and "broker non-votes" (i.e., shares held by brokers or nominees, typically in "street name", as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes will be treated as shares voted against the Plan.

In addition to the proxy solicitation by mail, representatives of Opportunities Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. [_______] has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be shared between the Funds. The anticipated cost of this proxy solicitation is approximately $_____ and will be paid by Multi-Asset Trend and Tactical Allocation, allocated pro rata based on assets under management.

If shareholders of Multi-Asset Trend do not vote to approve the Plan, the Trustees of Opportunities Trust will consider other possible courses of action in the best interests of Multi-Asset Trend and its shareholders. If sufficient votes to approve the Plan are not received, the chairperson of the Meeting may adjourn the Meeting if the chairperson determines that an adjournment and further solicitation is reasonable and in the interest of shareholders. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation.

A shareholder of Multi-Asset Trend who objects to the proposed Reorganization as set forth in the Plan will not be entitled under either Delaware law or the Declaration of Trust of Opportunities Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Tactical Allocation that they receive in the transaction at their then-current net asset value. Shares of Multi-Asset Trend may be redeemed at any time prior to the Reorganization. Shareholders of Multi-Asset Trend may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization.

Opportunities Trust does not hold annual shareholder meetings. If the Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of Opportunities Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by Opportunities Trust in a reasonable period of time prior to that meeting.

The votes of the shareholders of Tactical Allocation are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganization.

Shareholder Information

The shareholders of Multi-Asset Trend at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of Multi-Asset Trend owned as of the Record Date. As of the Record Date, the total number of shares of Multi-Asset Trend outstanding was as follows:

Number of Shares
Class A Class C Class I
Total

As of the Record Date, the officers and Trustees of Opportunities Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Multi-Asset Trend.

As of the Record Date, the officers and Trustees of Equity Trust, as a group, owned beneficially or of record [less than 1%] of the outstanding shares of Tactical Allocation.

Control Persons and Principal Holders of Securities

As of the Record Date, the beneficial owners or record owners of more than 5% of the shares of Multi-Asset Trend and Tactical Allocation were as follows:

Multi-Asset Trend
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

Tactical Allocation
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of Opportunities Trust relating to Multi-Asset Trend, for the year ended September 30, 2019, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

The Annual Report of Equity Trust relating to Tactical Allocation, for the year ended September 30, 2019, including the financial statements and financial highlights for the periods indicated therein, has been incorporated by reference herein and in the Registration Statement in reliance upon the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.

LEGAL MATTERS

Certain legal matters concerning the issuance of shares of Tactical Allocation will be passed upon by Kevin J. Carr, Esq., Senior Vice President, Chief Legal Officer, Counsel, and Secretary of Equity Trust.

ADDITIONAL INFORMATION

Each of Opportunities Trust and Equity Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Trustees of Opportunities Trust do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF OPPORTUNITIES TRUST RECOMMEND APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

July __, 2020

FORM OF
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [___] day of [______], 2020, by and among Virtus Equity Trust (“VET”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus Tactical Allocation Fund (the “Acquiring Fund”), a series of VET and Virtus Opportunities Trust (“VOT”), a Delaware statutory trust, with its principal place of business at 101 Munson Street, Greenfield, Massachusetts 01301, on behalf of Virtus [Rampart Multi-Asset Trend/Rampart Sector Trend] Fund (the “Acquired Fund”), a series of VOT (VET and VOT are each a “Trust” and collectively, sometimes hereafter referred to as the “Trusts”).

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

The Acquired Fund is a series of VOT, which is an open-end, registered investment company of the management type, and the Acquiring Fund is a series of VET, which is an open-end, registered investment company of the management type. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest.

The Board of Trustees of VET, including a majority of the Trustees who are not “interested persons” of VET, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined, with respect to the Acquiring Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

The Board of Trustees of VOT, including a majority of the Trustees who are not “interested persons” of VOT, as defined in the 1940 Act, has also determined, with respect to the Acquired Fund, that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.            TRANSACTION

1.1       Subject to the terms and conditions set forth herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Acquired Fund’s net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the “Closing Date”).

1.2       The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Fund, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund, on the Closing Date (collectively, the “Assets”).

1.3       The Acquired Fund will endeavor to discharge or accrue for all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, “Liabilities”). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.4       Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record, determined as of immediately after the close of business on the Closing Date (the “Acquired Fund Shareholders”), on a pro rata basis, the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Fund’s shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the Acquired Fund shares owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

1.5       Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund or its Transfer Agent, as defined in paragraph 3.3.

1.6       Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.             VALUATION

2.1       The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends at or prior to the Closing Date (such time and date being hereinafter called the “Valuation Date”), using the valuation procedures established by VOT’s Board of Trustees, which shall be described in the then-current prospectus and statement of additional information with respect to the Acquired Fund.

2.2       The net asset value of the Acquiring Fund Shares shall be the net asset value per share computed as of the Valuation Date, using the valuation procedures established by VET’s Board of Trustees which shall be described in the Acquiring Fund’s then-current prospectus and statement of additional information.

2.3       The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s Assets shall be determined by dividing the value of the net assets with respect to the shares of the Acquired Fund determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

2.4       Virtus Fund Services, LLC (“VFS”) shall make all computations of value, in its capacity as administrator for the Trusts.

3.             CLOSING AND CLOSING DATE

3.1       The Closing Date shall be [_______] [__], 2020, or such other date as the parties may agree. All acts taking place at the closing of the transaction (the “Closing”) shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of VIA or at such other time and/or place as the parties may agree.

3.2       VOT shall direct Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, on the next business day after the Closing, a certificate of an authorized officer stating that the Assets shall have been delivered in proper form to the Acquiring Fund. The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund’s Custodian to the custodian for the Acquiring Fund for examination no later than on the next business day following the Closing Date, and shall be transferred and delivered by the Acquired Fund on the next business day following the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund’s portfolio securities and instruments deposited with a “securities depository”, as defined in Rule 17f-4 under the 1940 Act. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.3       VOT shall direct VFS in its capacity as transfer agent for VOT (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver on the next business day following the Closing, a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

3.4       In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday after the day when trading shall have been fully resumed and reporting shall have been restored.

4.             REPRESENTATIONS AND WARRANTIES

4.1       VOT, on behalf of the Acquired Fund, represents and warrants as follows:

(a)       The Acquired Fund is duly organized as a series of VOT, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under VOT’s Declaration of Trust (the “Trust Instrument”) to own all of its assets and to carry on its business as it is now being conducted;

(b)       VOT is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (“1933 Act”), is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       On the Closing Date, VOT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, VET, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

(f)       The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VOT’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VOT, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VOT, on behalf of the Acquired Fund, is a party or by which it is bound;

(g)       All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures and forward contracts) will terminate without liability to the Acquired Fund on or prior to the Closing Date;

(h)       Except as otherwise disclosed in writing to and accepted by VET, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VOT, on behalf of the Acquired Fund, or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. VOT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

(i)       The audited Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at [______] [__], 2020 are in accordance with generally accepted accounting principles (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

(j)       Since [______] [__], 2020, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

(k)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

(l)       For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

(m)       All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquired Fund could under certain circumstances, be held personally liable for obligations of the Acquired Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

(n)       The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Board of Trustees of VOT, on behalf of the Acquired Fund, and this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles; and

(o)       The information to be furnished by the Acquired Fund for use in registration statements and other documents filed or to be filed with any Federal, state or local regulatory authority (including the Financial Industry Regulatory Authority), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2       VET, on behalf of the Acquiring Fund, represents and warrants as follows:

(a)       The Acquiring Fund is duly organized as a series of VET, which is a Delaware trust duly organized, validly existing and in good standing under the laws of the State of Delaware with power under the VET’s Trust Instrument to own all of its assets and to carry on its business as it is now being conducted;

(b)       VET is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

(c)       No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)       The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used at all times previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

(e)       The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of VET’s Trust Instrument or of any agreement, indenture, instrument, contract, lease or other undertaking to which VET, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which VET, on behalf of the Acquiring Fund, is a party or by which it is bound;

(f)       Except as otherwise disclosed in writing to and accepted by VOT, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against VET, on behalf of the Acquiring Fund, or any of the Acquiring Fund’s properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition or the conduct of the Acquiring Fund’s business. VET, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund’s business or the Acquiring Fund’s ability to consummate the transactions herein contemplated;

(g)       On the Closing Date, the Acquiring Fund will have good and marketable title to its assets;

(h)       The audited financial statements of the Acquiring Fund at [_________] [__], 2020 are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein;

(i)       Since [_________] [__], 2020, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (i), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change;

(j)       On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund’s knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

(k)       For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward) and has met the diversification requirements of the Code and the regulations thereunder;

(l)       All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

(m)       The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of VET, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of VET, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

(n)       Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Delaware law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund);

(o)       The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

(p)       The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.             COVENANTS OF VOT ON BEHALF OF THE ACQUIRED FUND

5.1       The Acquired Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

5.2       If necessary, VOT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other actions necessary to obtain approval of the transactions contemplated herein.

5.3       The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4       The Acquired Fund shall assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the holders of the Acquired Fund’s shares.

5.5       Subject to the provisions of this Agreement, the Acquired Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6       As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.7       The Acquired Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.8       VOT, on behalf of the Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by VET, on behalf of the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as VET, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) VOT’s, on behalf of the Acquired Fund’s, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) VET’s, on behalf of the Acquiring Fund’s, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

6.             COVENANTS OF VET ON BEHALF OF THE ACQUIRING FUND

6.1       The Acquiring Fund will operate its business in the ordinary course between the date hereof and the Closing Date except as contemplated by this Agreement.

6.2       Subject to the provisions of this Agreement, the Acquiring Fund will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

6.3       The Acquiring Fund shall use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

6.4       The registration statement on Form N-14 (the “Registration Statement”) which the Acquiring Fund shall have prepared and filed for the registration under the 1933 Act of the Acquiring Fund Shares to be distributed to the Acquired Fund Shareholders pursuant hereto, shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the knowledge of the parties thereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

6.5       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of VOT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at VOT’s election, to the performance by VET, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

7.1       All representations and warranties of VET, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

7.2       VET, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VET, on behalf of the Acquiring Fund on or before the Closing Date; and

7.3       The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request.

8.             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of VET, on behalf of the Acquiring Fund, to consummate the transactions provided for herein shall be subject, at the VET’s election, to the performance by the Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

8.1       All representations and warranties of VOT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

8.2       VOT shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, as of the Closing Date, certified by the Treasurer of VOT;

8.3.       VOT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by VOT, on behalf of the Acquired Fund, on or before the Closing Date;

8.4       The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed; and

8.5       The Acquired Fund shall have delivered to the Acquiring Fund a certificate executed in the Acquired Fund’s name by its President or Vice President, and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Fund shall reasonably request.

9.             FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to either the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

9.1       This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund, as necessary, in accordance with the provisions of the VOT’s Trust Instrument, applicable Delaware law and the 1940 Act. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Acquiring Fund, may waive the conditions set forth in this paragraph 9.1;

9.2       On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

9.3       All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by each Trust, on behalf of both the Acquiring Fund and the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

9.4       The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

9.5       The parties shall have received the opinion of Sullivan & Worcester, LLP (“Special Tax Counsel”), addressed to each Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement should, for Federal income tax purposes, qualify as a tax-free reorganization described in Section 368(a) of the Code. The delivery of such opinion is conditioned upon receipt of representations Special Tax Counsel shall request of each Trust. Notwithstanding anything herein to the contrary, the Trusts may not waive the condition set forth in this paragraph 9.5.

10.           BROKERAGE FEES AND EXPENSES

10.1       Each Trust, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2       The expenses relating to the proposed Reorganization will be shared between the Acquired Fund and Acquiring Fund. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement on Form N-14, printing and distributing the Acquiring Fund’s prospectus/proxy statement or information statement, legal fees, accounting fees, and securities registration fees. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.

10.3       In the event the transactions contemplated by this Agreement are not consummated, then the officers of the Acquired Fund and Acquiring Fund, or an affiliate, shall, based on the reasons for not consummating the transaction, agree on a reasonable allocation of expenses.

11.           ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1       The Trusts on behalf of the Acquiring Fund and the Acquired Fund have not made any representation, warranty or covenant not set forth herein; this Agreement constitutes the entire agreement between the parties.

11.2       The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

12.           TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [_____] [__], 2020 unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.           WAIVER

The Acquiring Fund and the Acquired Fund, after consultation with their respective counsel and by mutual consent of each of their Board of Trustees, may waive any condition to their respective obligations hereunder, except the conditions set forth in paragraphs 9.1 and 9.5.

14.           AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable and mutually agreed upon in writing by the authorized officers of each Trust; provided, however, that following the meeting of the shareholders, if necessary, of the Acquired Fund called by VOT pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.           NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the receiving party in care of Virtus Fund Services, LLC, One Financial Plaza, Hartford, CT 06103, Attn: Counsel.

16.           HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

16.1      The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

16.2      This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

16.3      This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

16.4      This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5      It is expressly agreed that the obligations of the respective parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of each such party personally, but shall bind only the property of the respective party, as provided in each Trust Instrument. The execution and delivery by such officers of the respective parties shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the each such party as provided in each Trust Instrument.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President, Vice President or Treasurer all as of the date first written above.

VIRTUS EQUITY TRUST, on behalf of its series Virtus Tactical Allocation Fund

By:
Name:
Title:

VIRTUS OPPORTUNITIES TRUST, on behalf of its series Virtus [Rampart Multi-Asset Trend/Rampart Sector Trend] Fund

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

VIRTUS RAMPART MULTI-ASSET TREND FUND

a series of

VIRTUS OPPORTUNITIES TRUST

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

By and In Exchange For Shares of

VIRTUS TACTICAL ALLOCATION FUND

a series of

VIRTUS EQUITY TRUST

c/o VP Distributors, LLC

101 Munson Street

Greenfield, Massachusetts 01301

(800) 243-1574

This Statement of Additional Information, dated July __, 2020, relating specifically to the proposed transfer of the assets and liabilities of Virtus Rampart Multi-Asset Trend Fund (“Multi-Asset Trend”), a series of Virtus Opportunities Trust (“Opportunities Trust”), to Virtus Tactical Allocation Fund (“Tactical Allocation”), a series of Virtus Equity Trust (“Equity Trust”), in exchange for Class A, Class C and Class I shares of beneficial interest, no par value, of Tactical Allocation (to be issued to holders of shares of Multi-Asset Trend), consists of the information set forth below pertaining to Multi-Asset Trend and Tactical Allocation and the following described documents, each of which is incorporated by reference herein:

(1)	The Statement of Additional Information of Opportunities Trust relating to Multi-Asset Trend, dated January 28, 2020, as supplemented;

(2)	The Statement of Additional Information of Equity Trust relating to Tactical Allocation, dated January 28, 2020, as supplemented;

(3)	Annual Report of Opportunities Trust relating to Multi-Asset Trend for the fiscal year ended September 30, 2019;

(4)	Annual Report of Equity Trust relating to Tactical Allocation for the fiscal year ended September 30, 2019;

(5)	Semiannual Report of Opportunities Trust relating to Multi-Asset Trend for the six months ended March 31, 2020;

(6)	Semiannual Report of Equity Trust relating to Tactical Allocation for the six months ended March 31, 2020.

(Pro Forma Financial Information is not provided because the net asset value of Multi-Asset Trend does not exceed ten percent of the net asset value of Tactical Allocation as of June [30], 2020.)

This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of Multi-Asset Trend and Tactical Allocation dated July ___, 2020. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to Equity Trust at the telephone number or address set forth above.

VIRTUS EQUITY TRUST

PART C

OTHER INFORMATION

Item 15.	Indemnification.

The indemnification of Registrant’s principal underwriter against certain losses is provided for in Section 16 of the Underwriting Agreement incorporated herein by reference to Exhibit 7.a. Indemnification of Registrant’s Custodian is provided for in section 9.9, among others, of the Custody Agreement incorporated herein by reference to Exhibit 9. The indemnification of Registrant’s Transfer Agent is provided for in Article 6 of the Amended and Restated Transfer Agency and Service Agreement incorporated herein by reference to Exhibit 13.a. The Trust has entered into Indemnification Agreements with each Trustee, the form of which is incorporated herein by reference to Exhibits 13.fff – 13.jjj, whereby the Registrant shall indemnify the Trustee for expenses incurred in any proceeding in connection with the Trustee’s service to the Registrant subject to certain limited exceptions.

In addition, Article VII sections 2 and 3 of the Registrant’s Agreement and Declaration of Trust incorporated herein by reference to Exhibits 1.a-e, provides in relevant part as follows:

“A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager or Principal Underwriter of the Trust. The Trust (i) may indemnify an agent of the Trust or any Person who is serving or has served at the Trust’s request as an agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise and (ii) shall indemnify each Person who is, or has been, a Trustee, officer or employee of the Trust and any Person who is serving or has served at the Trust’s request as a director, officer, trustee, or employee of another organization in which the Trust has any interest as a shareholder, creditor or otherwise, in the case of (i) and (ii), to the fullest extent consistent with the Investment Company Act of 1940, as amended, and in the manner provided in the By-Laws; provided that such indemnification shall not be available to any of the foregoing Persons in connection with a claim, suit or other proceeding by any such Person against the Trust or a Series (or Class) thereof.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series (or Class thereof if the Trustees have included a Class limitation on liability in the agreement with such person as provided below), or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. …

… A Trustee shall be liable to the Trust and to any Shareholder solely for her or his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, and shall be under no liability for any act or omission in accordance with such advice nor for failing to follow such advice.”

In addition, Article III section 7 of such Agreement and Declaration of Trust provides for the indemnification of shareholders of the Registrant as follows: “If any Shareholder or former Shareholder shall be exposed to liability by reason of a claim or demand relating to such Person being or having been a Shareholder, and not because of such Person's acts or omissions, the Shareholder or former Shareholder (or such Person's heirs, executors, administrators, or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled to be held harmless from and indemnified out of the assets of the Trust against all cost and expense reasonably incurred in connection with such claim or demand, but only out of the assets held with respect to the particular Series of Shares of which such Person is or was a Shareholder and from or in relation to which such liability arose. The Trust may, at its option and shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets held with respect to the particular series.”

Article VI Section 2 of the Registrant’s Bylaws incorporated herein by reference to Exhibits 2.a-c, provides in relevant part, subject to certain exceptions and limitations, “every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.” Such indemnification would not apply in the case of any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties.

The Investment Advisory Agreement, Subadvisory Agreements, Custody Agreement, Foreign Custody Manager Agreement, Sub-Administration and Accounting Services Agreement and Sub-Transfer Agency and Shareholder Services Agreement, each as amended, respectively provide that the Registrant will indemnify the other party (or parties as the case may be) to the agreement for certain losses. Similar indemnities to those listed above may appear in other agreements to which the Registrant is a party.

The Registrant, in conjunction with VIA, the Registrant’s Trustees, and other registered investment management companies managed by VIA or its affiliates, maintains insurance on behalf of any person who is or was a Trustee, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against such person and incurred by him or arising out of his position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify him.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits:

1(a).	Agreement and Declaration of Trust, dated August 17, 2000, filed via EDGAR with Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on October 30, 2000, and incorporated herein by reference.

1(b).	Amendment to Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on October 25, 2007 (“Post-Effective Amendment No. 85”), and incorporated herein by reference.

1(c).	Second Amendment to the Declaration of Trust of the Registrant, dated August 20, 2015, filed via EDGAR with Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on July 20, 2016, and incorporated herein by reference.

1(d).	Third Amendment to the Agreement and Declaration of Trust of the Registrant, dated November 17, 2016, filed via EDGAR with Post-Effective Amendment No. 110 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on April 10, 2017 (“Post-Effective Amendment No. 110”), and incorporated herein by reference.

1(e).	Fourth Amendment to the Agreement and Declaration of Trust of the Registrant, dated June 2, 2017, filed via EDGAR with Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on July 26, 2017 (“Post-Effective Amendment No. 112”), and incorporated herein by reference.

2(a).	Amended and Restated By-Laws of the Registrant dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on October 27, 2006 (“Post-Effective Amendment No. 84”), and incorporated herein by reference.

2(b).	Amendment No. 1 dated August 23, 2006 to the Amended and Restated By-Laws of the Registrant, incorporated herein by reference to Post-Effective Amendment No. 84.

2(c).	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated November 17, 2011, filed via EDGAR with Post-Effective Amendment No. 95 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on July 27, 2012 (“Post-Effective Amendment No. 95”), and incorporated herein by reference.

3.	Not applicable.

4.	Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of this Registration Statement.

5.	None other than as set forth in Exhibits 1 and 2.

6(a).	Amended and Restated Investment Advisory Agreement between Registrant and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on October 28, 2003, and incorporated herein by reference.

6(b).	First Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA, made as of October 21, 2004, filed via EDGAR with Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on October 21, 2004, and incorporated herein by reference.

6(c).	Second Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 29, 2005, filed via EDGAR with Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on October 25, 2005, and incorporated herein by reference.

6(d).	Third Amendment to the Amended and Restated Investment Advisory Agreement between Registrant and VIA dated July 13, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

6(e).	Fourth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 89 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on June 6, 2008 (“Post-Effective Amendment No. 89”), and incorporated herein by reference.

6(f).	Fifth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 22, 2009, filed via EDGAR with Post-Effective Amendment No. 91 (File No. 002-16590) on June 22, 2009 (“Post-Effective Amendment No. 91”), and incorporated herein by reference.

6(g).	Sixth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(h).	Seventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 25, 2010, filed via EDGAR with Post-Effective Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on July 28, 2010, and incorporated herein by reference.

6(i).	Eighth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective May 8, 2017, filed via EDGAR with Post-Effective Amendment No. 114 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on December 21, 2017 (“Post-Effective Amendment No. 114”), and incorporated herein by reference.

6(j).	Ninth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective March 6, 2018, filed via EDGAR with Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on March 6, 2018 (“Post-Effective Amendment No. 117”), and incorporated herein by reference.

6(k).	* Tenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective December 1, 2018, filed via EDGAR (as Exhibit 6(k)) herewith.

6(l).	* Eleventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective May 5, 2019, filed via EDGAR (as Exhibit 6(l)) herewith.

6(m).	Twelfth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective June 12, 2019, filed via EDGAR with Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on June 12, 2019 (“Post-Effective Amendment No. 123”), and incorporated herein by reference.

6(n).	Thirteenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA effective January 28, 2020, filed via EDGAR with Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on January 24, 2020, and incorporated herein by reference.

6(o).	Subadvisory Agreement between VIA and Kayne Anderson Rudnick Investment Management, LLC (“Kayne”) dated March 10, 2008, incorporated herein by reference to Post-Effective Amendment No. 89.

6(p).	First Amendment to Subadvisory Agreement between VIA and Kayne effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(q).	Second Amendment to Subadvisory Agreement between VIA and Kayne dated September 1, 2009, filed via EDGAR with the Registration Statement (File No. 333-163916) on Form N-14 on December 22, 2009 and incorporated herein by reference.

6(r).	Third Amendment to Subadvisory Agreement between VIA and Kayne, dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165715) on Form N-14 on March 25, 2010 and incorporated herein by reference.

6(s).	Fourth Amendment to Subadvisory Agreement between VIA and Kayne dated September 30, 2011, incorporated herein by reference to Post-Effective Amendment No. 95.

6(t).	Subadvisory Agreement between VIA and Kayne dated February 22, 2012, incorporated herein by reference to Post-Effective Amendment No. 95.

6(u).	Subadvisory Agreement between VIA and Kayne dated November 2, 2016, incorporated herein by reference to Post-Effective Amendment No. 110.

6(v).	* First Amendment to Subadvisory Agreement among Registrant, VIA and Kayne dated June 4, 2019, filed via EDGAR (as Exhibit 6(v)) herewith.

6(w).	Subadvisory Agreement between VIA and Kayne dated March 6, 2018, incorporated herein by reference to Post-Effective Amendment No. 117.

6(x).	Subadvisory Agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors, LLC) (“Newfleet”) dated June 8, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

6(y).	First Amendment to Subadvisory Agreement between VIA and Newfleet dated January 1, 2010, filed via EDGAR with the Registration Statement (File No. 333-165702) on Form N-14 on March 25, 2010, and incorporated herein by reference.

6(z).	Subadvisory Agreement between VIA and Rampart Investment Management Company, LLC (“Rampart”) dated December 8, 2014, filed via EDGAR with Post-Effective Amendment No. 104 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on July 28, 2015, and incorporated herein by reference.

6(aa).	Subadvisory Agreement among Registrant, VIA and Sustainable Growth Advisers, LP (“SGA”) dated May 3, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

6(bb).	Subadvisory Agreement among Registrant, VIA and SGA dated May 28, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

7(a).	Underwriting Agreement between Registrant and VP Distributors, Inc. (“VP Distributors”), made as of November 19, 1997, filed via EDGAR with Post-Effective Amendment No. 64 (File No. 002-16590) on October 6, 1998, and incorporated herein by reference.

7(b).	Form of Sales Agreement between VP Distributors and dealers, effective September 2019, filed via EDGAR with Virtus Alternative Solutions Trust’s (“VAST”) Post-Effective Amendment No. 41 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on October 30, 2019, and incorporated herein by reference.

7(c).	Amended Annex A to Form of Sales Agreement between VP Distributors and dealers effective March 2020, filed via EDGAR with Virtus Asset Trust’s (“VAT”) Post-Effective Amendment No. 37 to VAT’s Registration Statement on Form N-1A (File No. 333-08045) on April 27, 2020, and incorporated herein by reference.

8.	Amended and Restated Deferred Compensation Program, effective January 1, 2020, filed via EDGAR with Post-Effective Amendment No. 109 to Virtus Opportunities Trust’s (“VOT”) Registration Statement on Form N-1A (File No. 033-65137) on January 22, 2020 (“Post-Effective Amendment No. 109”), and incorporated herein by reference.

9(a).	Custody Agreement between VAST and The Bank of New York Mellon dated March 21, 2014, filed via EDGAR with Pre-Effective Amendment No. 3 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

9(b).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon effective May 19, 2015, filed via EDGAR with Post-Effective Amendment No. 16 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(c).	Amendment to Custody Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR with Post-Effective Amendment No. 24 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(d).	Joinder Agreement and Amendment to Custody Agreement between VAST, Registrant and VOT (collectively, “Virtus Mutual Funds”), Virtus Asset Trust (“VAT”), Virtus Retirement Trust (“VRT”), Virtus Variable Insurance Trust (“VVIT”) and The Bank of New York Mellon dated September 11, 2017, incorporated herein by reference to Post-Effective Amendment No. 114.

9(e).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VAT, VRT and VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR with the Registration Statement (File No. 333-228766) on Form N-14 on December 12, 2018, and incorporated herein by reference.

9(f).	Form of Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VVIT and VAT and The Bank of New York Mellon dated as of March 8, 2019, filed via EDGAR with Post-Effective Amendment No. 82 to VVIT’s Registration Statement on Form N-1A (File No. 033-05033) on April 22, 2019 (“Post-Effective Amendment No. 82”), and incorporated herein by reference.

9(g).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VVIT and VAT and The Bank of New York Mellon dated as of May 22, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

9(h).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, filed via EDGAR with Post-Effective Amendment No. 105 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on September 30, 2019 (“Post-Effective Amendment No. 105”), and incorporated herein by reference.

9(i).	Amendment to Custody Agreement between VAST, Virtus Mutual Funds, VRT, VAT, VVIT and the Bank of New York Mellon dated as of November 18, 2019, incorporated herein by reference to Post-Effective Amendment No. 109.

9(j).	Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of March 21, 2014 filed via EDGAR with Pre-Effective Amendment No. 4 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on April 4, 2014 (“Pre-Effective Amendment No. 4”), and incorporated herein by reference.

9(k).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of August 19, 2014, filed via EDGAR with Post-Effective Amendment No. 4 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on September 8, 2014 (“Post-Effective Amendment No. 4”), and incorporated herein by reference.

9(l).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of May 19, 2015, filed via EDGAR with Post-Effective Amendment No. 16 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on May 29, 2015, and incorporated herein by reference.

9(m).	Amendment to Foreign Custody Manager Agreement between VAST and The Bank of New York Mellon dated as of September 1, 2015, filed via EDGAR with Post-Effective Amendment No. 24 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on February 26, 2016, and incorporated herein by reference.

9(n).	Joinder Agreement and Amendment to Foreign Custody Manager Agreement between Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of December 1, 2018, filed via EDGAR with the Registration Statement on Form N-1A (File No. 333-228766) to Form N-14 on December 12, 2018, and incorporated herein by reference.

9(o).	Form of Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of March 8, 2019, incorporated herein by reference to Post-Effective Amendment No. 82.

9(p).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of May 22, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

9(q).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of September 1, 2019, incorporated herein by reference to Post-Effective Amendment No. 105.

9(r).	Amendment to Foreign Custody Manager Agreement between VAST, Virtus Mutual Funds, VAT, VRT, VVIT and The Bank of New York Mellon dated as of November 18, 2019, incorporated herein by reference to Post-Effective Amendment No. 109.

10(a).	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(b).	Amendment No. 1 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(c).	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(d).	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, incorporated herein by reference to Post-Effective Amendment No. 117.

10(e).	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR with the Registration Statement (File No. 333-228766) on Form N-14 on December 12, 2018, and incorporated herein by reference.

10(f).	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 12, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

10(g).	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act, dated March 1, 2007, incorporated herein by reference to Post-Effective Amendment No. 85.

10(h).	Amendment No. 1 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 10, 2008, filed via EDGAR with Post-Effective Amendment No. 88 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on March 10, 2008 and incorporated herein by reference.

10(i).	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 22, 2009, incorporated herein by reference to Post-Effective Amendment No. 91.

10(j).	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective March 6, 2018, incorporated herein by reference to Post-Effective Amendment No. 117.

10(k)	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective November 14, 2018, filed via EDGAR with the Registration Statement (File No. 333-228766) on Form N-14 on December 12, 2018, and incorporated herein by reference.

10(l).	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the 1940 Act effective June 12, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

10(m).	Amended and Restated Plan Pursuant to Rule 18f-3 under the 1940 Act, effective as of December 5, 2019, incorporated herein by reference to Post-Effective Amendment No. 109.

11.	*Opinion and consent of Kevin J. Carr, Esq., filed via EDGAR (as Exhibit 11) herewith.

12.	Tax opinion and consent of Sullivan & Worcester LLP, to be filed by amendment.

13(a).	Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds, VAT, VRT, and Virtus Fund Services dated September 20, 2018, filed via EDGAR with Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on November 16, 2018 (“Post-Effective Amendment No. 119”), and incorporated herein by reference.

13(b).	Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), dated April 15, 2011, filed via EDGAR with Post-Effective Amendment No. 54 to Virtus Insight Trust’s (“VIT”) Registration Statement on Form N-1A (File No. 033-64915) on April 27, 2012, and incorporated herein by reference.

13(c).	Adoption and Amendment Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of March 21, 2014, incorporated herein by reference to Pre-Effective Amendment No. 4.

13(d).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of August 19, 2014, incorporated herein by reference to Post-Effective Amendment No. 4.

13(e).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among VAST, Virtus Mutual Funds, Virtus Fund Services and BNY Mellon dated as of June 1, 2014, filed via EDGAR with Post-Effective Amendment No. 92 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 20, 2017 (“Post-Effective Amendment No. 92”), and incorporated herein by reference.

13(f).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of November 12, 2014, filed via EDGAR with Post-Effective Amendment No. 80 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2015 (“Post-Effective Amendment No. 80”), and incorporated herein by reference.

13(g).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, Virtus Fund Services and BNY Mellon, dated as of May 28, 2015, filed via EDGAR with Post-Effective Amendment No. 18 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on June 5, 2015, and incorporated herein by reference.

13(h).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 10, 2015, filed via EDGAR with Post-Effective Amendment No. 35 to VRT’s Registration Statement on Form N-1A (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(i).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, incorporated herein by reference to Post-Effective Amendment No. 112.

13(j).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of February 1, 2017, incorporated herein by reference to Post-Effective Amendment No. 114.

13(k).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 18, 2017, incorporated herein by reference to Post-Effective Amendment No. 114.

13(l).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of January 1, 2018, incorporated herein by reference to Post-Effective Amendment No. 114.

13(m).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 20, 2018, incorporated herein by reference to Post-Effective Amendment No. 119.

13(n).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of December 21, 2018, incorporated herein by reference to Post-Effective Amendment No. 120.

13(o).	Form of Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of March 22, 2019, filed via EDGAR with Post-Effective Amendment No. 35 to VAT’s Registration Statement on Form N-1A (File No. 333-08045) on April 25, 2019, and incorporated herein by reference.

13(p).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of May 22, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

13(q).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of September 1, 2019, incorporated herein by reference to Post-Effective Amendment No. 105.

13(r).	Amendment to Sub-Transfer Agency and Shareholder Services Agreement among Virtus Mutual Funds, VAT, VAST, VRT, Virtus Fund Services and BNY Mellon, dated as of November 18, 2019, incorporated herein by reference to Post-Effective Amendment No. 109.

13(s).	Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 36 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 28, 2010, and incorporated herein by reference.

13(t).	First Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2011 (“Post-Effective Amendment No. 44”), and incorporated herein by reference.

13(u).	Second Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of June 30, 2010, incorporated herein by reference to Amendment No. 44.

13(v).	Third Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of September 14, 2010, incorporated herein by reference to Amendment No. 44.

13(w).	Fourth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 51 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2012 (“Post-Effective Amendment No. 51”), and incorporated herein by reference.

13(x).	Fifth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services) effective as of March 15, 2011, incorporated herein by reference to Amendment No. 51.

13(y).	Sixth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and VP Distributors (since assigned to Virtus Fund Services), effective as of August 28, 2012, filed via EDGAR with Post-Effective Amendment No. 61 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 25, 2013 (“Post-Effective Amendment No. 61”), and incorporated herein by reference.

13(z).	Seventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and VP Distributors (since assigned to Virtus Fund Services), effective as of December 18, 2012, incorporated herein by reference to Amendment No. 61.

13(aa).	Eighth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(bb).	Ninth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of December 18, 2013, filed via EDGAR with Post-Effective Amendment No. 70 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(cc).	Tenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of November 13, 2014, filed via EDGAR with Post-Effective Amendment No. 75 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on November 12, 2014, and incorporated herein by reference.

13(dd).	Eleventh Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of January 1, 2015, incorporated herein by reference to Post-Effective Amendment No. 80.

13(ee).	Twelfth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds and Virtus Fund Services, effective as of March 19, 2015, filed via EDGAR with Post-Effective Amendment No. 82 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on March 13, 2015, and incorporated herein by reference.

13(ff).	Thirteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of January 8, 2016, filed via EDGAR with Post-Effective Amendment No. 35 to VRT’s Registration Statement on Form N-1A (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(gg).	Fourteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT and Virtus Fund Services, effective as of December 1, 2016, incorporated herein by reference to Post-Effective Amendment No. 92.

13(hh).	Fifteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of June 12, 2017, filed via EDGAR with Post-Effective Amendment No. 28 to VAT’s Registration Statement on Form N-1A (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(ii).	Sixteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VRT, VAT and Virtus Fund Services, effective as of March 6, 2018, incorporated herein by reference to Post-Effective Amendment No. 117.

13(jj).	Seventeenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of May 3, 2019, incorporated herein by reference to Post-Effective Amendment No. 123

13(kk).	Eighteenth Amendment to Amended and Restated Administration Agreement between Virtus Mutual Funds, VAT and Virtus Fund Services, effective as of June 12, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

13(ll).	Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 50 to VIT’s Registration Statement on Form N-1A (File No. 033-64915) on February 25, 2010, and incorporated herein by reference.

13(mm).	First Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 52 to VIT’s Registration Statement on Form N-1A (File No. 033-64915) on April 28, 2011 (“Post-Effective Amendment No. 52”), and incorporated herein by reference.

13(nn).	Second Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of September 14, 2010, incorporated herein by reference to Post-Effective Amendment No. 52.

13(oo).	Third Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of March 15, 2011, incorporated herein by reference to Post-Effective Amendment No. 52.

13(pp).	Fourth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of August 28, 2012, filed via EDGAR with Post-Effective Amendment No. 56 to VIT’s Registration Statement (File No. 033-64915) on April 29, 2013 (“Post-Effective Amendment No. 56”), and incorporated herein by reference.

13(qq).	Fifth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VP Distributors (since assigned to Virtus Fund Services) and BNY Mellon, effective as of December 18, 2012, incorporated herein by reference to Post-Effective Amendment No. 56.

13(rr).	Sixth Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of June 10, 2013, filed via EDGAR with Post-Effective Amendment No. 64 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on June 10, 2013, and incorporated herein by reference.

13(ss).	Seventh Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, Virtus Fund Services and BNY Mellon, effective as of December 18, 2013, filed via EDGAR with Post-Effective Amendment No. 70 to VOT’s Registration Statement on Form N-1A (File No. 033-65137) on January 27, 2014, and incorporated herein by reference.

13(tt).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VAST, VVIT, VATS Offshore Fund, Ltd. (“VATS”), Virtus Fund Services and BNY Mellon, dated February 24, 2014, filed via EDGAR with Pre-Effective Amendment No. 3 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on March 28, 2014, and incorporated herein by reference.

13(uu).	Joinder Agreement to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VRT, VVIT, VAST, VATS, Virtus Fund Services and BNY Mellon, dated December 10, 2015, filed via EDGAR with Post-Effective Amendment No. 35 to VRT’s Registration Statement on Form N-1A (File No. 033-80057) on January 8, 2016, and incorporated herein by reference.

13(vv).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VATS, Virtus Fund Services and BNY Mellon dated July 27, 2016, filed via EDGAR with Post-Effective Amendment No. 31 to VAST’s Registration Statement on Form N-1A (File No. 333-191940) on April 10, 2017, and incorporated herein by reference.

13(ww).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated April, 2017, incorporated herein by reference to Post-Effective Amendment No. 112.

13(xx).	Joinder Agreement and Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 21, 2017, incorporated herein by reference to Post-Effective Amendment No. 114.

13(yy).	Form of Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, Virtus Fund Services and BNY Mellon dated December 1, 2018 filed via EDGAR with the Registration Statement (File No. 333-228766) on Form N-14 on December 12, 2018, and incorporated herein by reference.

13(zz).	Form of Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated March 8, 2019, incorporated herein by reference to Post-Effective Amendment No. 82.

13(aaa).	Amendment to Sub-Administration Agreement and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated May 22, 2019, incorporated herein by reference to Post-Effective Amendment No. 123.

13(bbb).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated September 1, 2019, incorporated herein by reference to Post-Effective Amendment No. 105.

13(ccc).	Amendment to Sub-Administration and Accounting Services Agreement among Virtus Mutual Funds, VVIT, VRT, VAST, VAT, Virtus Fund Services and BNY Mellon dated November 18, 2019, incorporated herein by reference to Post-Effective Amendment No. 109.

13(ddd).	Twenty-Fifth Amended and Restated Expense Limitation Agreement between Registrant and VIA effective January 28, 2020, filed via EDGAR with Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 002-16590) on January 24, 2020, and incorporated herein by reference.

13(eee).	Amended and Restated Fee Waiver Agreement between Registrant and VP Distributors effective as of June 30, 2011, incorporated herein by reference to Post-Effective Amendment No. 95.

13(fff).	Form of Indemnification Agreement with each Trustee of Registrant, effective as of October 24, 2016, incorporated herein by reference to Post-Effective Amendment No. 92.

13(ggg).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with George R. Aylward, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, and Richard E. Segerson and Ferdinand L.J. Verdonck (since retired), effective as of January 18, 2017, filed via EDGAR with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(hhh).	Form of Joinder Agreement and Amendment to the Indemnification Agreement with Thomas J. Brown, Donald C. Burke, Roger A. Gelfenbien (since retired), John R. Mallin, and Hassell H. McClellan, effective as of February 27, 2017, filed via EDGAR with Post-Effective Amendment No. 26 to VAT’s Registration Statement (File No. 333-08045) on June 22, 2017, and incorporated herein by reference.

13(iii).	Form of Indemnification Agreement with Sidney E. Harris and Connie D. McDaniel, effective as of July 17, 2017, incorporated herein by reference to Post-Effective Amendment No. 112.

13(jjj).	Form of Indemnification Agreement with R. Keith Walton and Brian T. Zino, effective as of January 1, 2020, incorporated herein by reference to Post-Effective Amendment No. 109.

14.	*Consent of PricewaterhouseCoopers LLP with respect to Virtus Rampart Multi-Asset Trend Fund of Virtus Opportunities Trust and Virtus Tactical Allocation Fund of the Registrant filed via EDGAR (as Exhibit 14) herewith.

15.	Not applicable.

16.	*Power of Attorney for Thomas J. Brown, Donald C. Burke, Sidney E. Harris, Hassell H. McClellan, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, R. Keith Walton and Brian T. Zino filed via EDGAR (as Exhibit 16) herewith.

17.	*Form of Proxy Card for Virtus Rampart Multi-Asset Trend Fund. Filed via EDGAR (as Exhibit 17) herewith.

Item 17.	Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a post-effective amendment to this Registration Statement which will include the tax opinion required by Item 12.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 1st day of July, 2020.

VIRTUS EQUITY TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President

As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 1st day of July, 2020.

Signatures	Title

/s/ George R. Aylward	President (Principal Executive Officer) and Trustee
George R. Aylward

/s/ W. Patrick Bradley	Chief Financial Officer and Treasurer (Principal Financial and
W. Patrick Bradley	Accounting Officer)

*	Trustee
Thomas J. Brown

*	Trustee
Donald C. Burke

*	Trustee
Sidney E. Harris

Trustee
John R. Mallin

*	Trustee
Hassell H. McClellan

*	Trustee
Connie D. McDaniel

*	Trustee & Chairman
Philip R. McLoughlin

*	Trustee
Geraldine M. McNamara

*	Trustee
James M. Oates

*	Trustee
Richard E. Segerson

*	Trustee
R. Keith Walton

*	Trustee
Brian T. Zino

* By:	/s/ George R. Aylward
George R. Aylward
Attorney-in-fact, pursuant to powers of attorney.

EXHIBIT INDEX

Exhibit	Item

6(k)	Tenth Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA

6(l)	Eleventh Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA

6(v)	First Amendment to Subadvisory Agreement among Registrant, VIA and Kayne

11	Opinion and consent of Kevin J. Carr, Esq.

14	Consent of PricewaterhouseCoopers LLP with respect to Virtus Rampart Multi-Asset Trend Fund of Virtus Opportunities Trust and Virtus Tactical Allocation Fund of the Registrant

16	Power of Attorney for Thomas J. Brown, Donald C. Burke, Sidney E. Harris, Hassell H. McClellan, Connie D. McDaniel, Philip R. McLoughlin, Geraldine M. McNamara, James M. Oates, Richard E. Segerson, R. Keith Walton and Brian T. Zino

17	Form of Proxy Card for Virtus Rampart Multi-Asset Trend Fund